DEUTSCHE ASSET MANAGEMENT

[GRAPHIC OMITTED}

MUTUAL FUND
                                  ANNUAL REPORT
                                                               December 31, 2001

                                                              Deutsche VIT Funds

Small Cap Index Fund
                                                        A Member of the
                                                        Deutsche Bank Group
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Deutsche VIT Small Cap Index Fund
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TABLE OF CONTENTS

       LETTER TO SHAREHOLDERS ............................................. 3
       PERFORMANCE COMPARISON ............................................. 6

       DEUTSCHE ASSET MANAGEMENT VIT FUNDS, SMALL CAP INDEX FUND
          Schedule of Investments ......................................... 7
          Statement of Assets and Liabilities .............................26
          Statement of Operations .........................................27
          Statements of Changes in Net Assets .............................28
          Financial Highlights ............................................29
          Notes to Financial Statements ...................................30
          Report of Independent Auditors ..................................33

       FUND TRUSTEES AND OFFICERS .........................................34


                             ---------------------
               The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                             ---------------------


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Deutsche VIT Small Cap Index Fund
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LETTER TO SHAREHOLDERS


We are pleased to present you with this annual report for Deutsche VIT Small Cap Index Fund (the `Fund'), providing a detailed review of the market, the Fund, and our outlook. Included are complete financial summaries of the Fund's operations and listings of the Fund's holdings.

MARKET ACTIVITY
CONTINUING THE TREND FROM 1999 AND 2000, THE SMALL-CAP EQUITY MARKET OUTPERFORMED ITS LARGE-CAP BRETHREN FOR THE YEAR ENDED December 31, 2001. WITH A ONE-YEAR RETURN OF 2.49%, THE RUSSELL 2000 INDEX 1 DRAMATICALLY OUTPACED THE S&P 500 Index 2 return of -11.87%. Investors continued to seek the lower valuations of small-cap stocks.
[BULLET] Over the course of the year, the small-cap equity market, like the broader equity markets, saw divergent performance from quarter to quarter.
[BULLET] Despite eleven interest rate cuts from the Federal Reserve Board during the year--the most concentrated effort to rejuvenate the US economy in the central bank's history--the sharp inventory correction in the Information Technology and Telecommunications sectors broadened to affect most industries and many companies' earnings estimates.
[BULLET] September saw the terrorist attacks on the US, including the destruction of the World Trade Center, a symbol of US and global free trade. The tragic human and economic devastation and disruption resulting from this event caused the US equity markets to close for four days. The Federal Reserve Board and other central banks, given the scope of the global economic disruption, quickly reduced interest rates to inject liquidity into the financial markets. The equity markets severely retrenched for the remainder of the month driven by the adverse effects of uncertainty on investor sentiment.
[BULLET] Within the small-cap sector, value-oriented stocks significantly outperformed growth-oriented stocks for the year, as measured by the Russell 2000 Growth Index 3 vs. the Russell 2000 Value Index. 4

MOST SMALL-CAP SECTORS PRODUCED NEGATIVE PERFORMANCE DURING THE YEAR.
[BULLET] The annual reconstitution of the Russell 2000 Index came at the end of June 2001, with this year's changes almost the mirror opposite of the 2000 reconstitution.
[BULLET] The Information Technology sector increased its Index weighting, as many of the 'New Economy' stocks migrated back down to the Russell 2000 Index from the Russell 1000 Index. 5 In contrast, many Health Care, Financial Services and Consumer Discretionary stocks previously in the Russell 2000 Index were moved up to the Russell 1000 Index, as their capitalizations grew on a relative basis.

MANAGER OUTLOOK
As an index fund, seeking to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.

We anticipate an economic recovery in 2002 that would suggest an improved picture for small-cap equities, as well as the broader US equity markets. For the first time since 1999, US economic activity is expected to accelerate, which should bolster corporate revenues. Further, it appears the supply of labor should be less strained in the coming year. This, in turn, may reduce the pressure unit labor costs have exerted on profit margins in 2000


--------------------------------------------------------------------------------
1 'Russell 2000(REGISTRATION MARK)' is a trademark of the Frank Russell
  Company and has been licensed for use by the Fund's investment advisor. The Russell 2000(REGISTRATION MARK) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies in the Russell 3000(REGISTRATION MARK) Index, which measures the performance of the 3,000 largest US companies based on total market capitalization.
2 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies.
3 The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
4 The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
5 Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000
  Index represents approximately 92% of the total market capitalization of the Russell 3000 Index.
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Deutsche VIT Small Cap Index Fund
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LETTER TO SHAREHOLDERS

and 2001. In short, we believe the economy is probably near the bottom of the profit cycle. We believe small-cap stocks' relative outperformance seen over the last several years may continue into 2002, as there are a number of positive factors supporting smaller stocks. For example, while past performance is no guarantee of future results, in the 12-month periods following each of the past 10 recessions, small-cap stocks have outperformed large-cap stocks by an average of 7.5%. This outperformance was due primarily to better fundamentals, as the segment received the first boost of productivity from interest rate cuts. Also, despite their recent outperformance as a group, many small-cap stocks remain undervalued relative to large-cap stocks.



 SECTOR ALLOCATION
 As of December 31, 2001
 (percentages are based on market value of total investments in the Fund)

Financial Services ............................ 20.95%
Consumer Discretionary ........................ 18.23
Technology .................................... 14.69
Health Care ................................... 12.87
Producer Durables .............................  9.17
Materials and Processing ......................  8.61
Utilities .....................................  4.96
Autos and Transportation ......................  3.66
Consumer Staples ..............................  3.09
Other Energy ..................................  2.90
Other .........................................  0.83
Integrated Oils ...............................  0.04
                                               ------
                                               100.00%
                                               ======


INVESTMENT REVIEW


                                                                      CUMULATIVE                  AVERAGE ANNUAL
                                                                   TOTAL RETURNS                   TOTAL RETURNS
   Periods Ended                                    1 Year    3 Years      Since   1 Year    3 Years       Since
   December 31, 2001                                                 Inception 2                     Inception 2
----------------------------------------------------------------------------------------------------------------
 Deutsche VIT Small Cap Index Fund 1                  2.07%    17.90%     21.21%     2.07%      5.64%      4.51%
----------------------------------------------------------------------------------------------------------------
 Russell 2000 Index 3                                 2.49%    20.52%     19.68%     2.49%      6.42%      4.21%
----------------------------------------------------------------------------------------------------------------
 Lipper Small Cap Core
   Funds Average 4                                    7.66%    41.42%     35.56%     7.66%     11.33%      6.85%
----------------------------------------------------------------------------------------------------------------

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1   PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
    SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. Results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance. Investments in small companies generally carry greater risk than is associated with large companies, such as narrower markets, limited financial resources and less liquid stock.
2 The Fund's inception date is August 22, 1997. Benchmark returns are for the periods beginning August 22, 1997 for the Russell 2000 Index and August 31, 1997 for the Lipper Small Core Funds Average.
3 `Russell 2000(REGISTRATION MARK)' is a trademark of the Frank Russell Company and has been licensed for use by the Fund's investment advisor. The Russell 2000(REGISTRATION MARK) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies in the Russell 3000(REGISTRATION MARK) Index, which measures the performance of the 3,000 largest US companies based on total market capitalization. Benchmark returns do not reflect expenses that have been deducted from the Fund's return. A direct investment in an index is not possible.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

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                                       4

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Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We appreciate your support of Deutsche VIT Small Cap Index Fund, and we look forward to serving your investment needs for many years to come.







/S/ SIGNATURE
James A. Creighton
Chief Investment Officer--Global Indexing
Deutsche VIT Small Cap Index Fund
December 31, 2001


 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2001
 (percentages are based on total net assets of the Fund)

Dean Foods Co. ..................................0.31%
Michaels Stores, Inc. ...........................0.25
New York Community Bancorp Inc. .................0.23
Ball Corp. ......................................0.22
Colonial Bancgroup, Inc. ........................0.21
IKON Office Solutions, Inc. .....................0.21
Andrew Corp. ....................................0.20
Lee Enterprises Inc. ............................0.20
Fisher Scientific International Inc. ............0.20
Citizens Banking Corp. ..........................0.20

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Deutsche VIT Small Cap Index Fund
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PERFORMANCE COMPARISON1

                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHICS
               Deutsche VIT   Russell 2000 Lipper Small Cap Core
             Small Cap Index    Index 3       Funds Average 4
   8/22/97          $10000     $10000        $10000
   9/30/97           10870      10537         10760
   10/31/97          10430      10074         10355
   11/30/97          10350      10009         10271
   12/31/97          10510      10184         10351
   1/31/98           10320      10023         10202
   2/28/98           11070      10764         10972
   3/31/98           11510      11207         11470
   4/30/98           11540      11269         11545
   5/31/98           10940      10661         10935
   6/30/98           10960      10684         10906
   7/31/98           10110       9818         10182
   8/31/98            8190       7912          8215
   9/30/98            8830       8531          8620
   10/31/98           9210       8879          8985
   11/30/98           9690       9345          9541
   12/31/98          10281       9923         10104
   1/31/99           10383      10055         10074
   2/28/99            9545       9240          9312
   3/31/99            9678       9385          9318
   4/30/99           10516      10226         10032
   5/31/99           10679      10375         10286
   6/30/99           11088      10844         10878
   7/31/99           10853      10547         10774
   8/31/99           10475      10156         10377
   9/30/99           10444      10158         10362
   10/31/99          10495      10199         10435
   11/30/99          11119      10808         11190
   12/31/99          12354      12031         12317
   1/31/00           12141      11838         12084
   2/29/00           14099      13792         13746
   3/31/00           13184      12883         13564
   4/30/00           12375      12108         12749
   5/31/00           11641      11402         12037
   6/30/00           12641      12396         13143
   7/31/00           12226      11997         12718
   8/31/00           13152      12912         13869
   9/30/00           12769      12533         13403
   10/31/00          12194      11974         12942
   11/30/00          10949      10744         11595
   12/31/00          11875      11671         12629
   1/31/01           12464      12741         13344
   2/28/01           11651      11905         12416
   3/31/01           11073      11323         11872
   4/30/01           11929      11762         12868
   5/31/01           12218      12051         13289
   6/30/01           12625      12478         13722
   7/31/01           11983      11803         13418
   8/31/01           11587      11421         12976
   9/30/01           10025       9884         11293
   10/31/01          10592      10462         11835
   11/30/01          11416      11272         12679
   12/31/01          12122      11968         13556

                                                    AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   Periods Ended                            1 Year      3 Years            Since
   December 31, 2001                                                 inception 2
--------------------------------------------------------------------------------
 Deutsche VIT Small Cap Index Fund           2.07%        5.64%            4.51%
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1  PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
   SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is August 22, 1997. Benchmark returns are for the periods beginning August 22, 1997 for the Russell 2000 Index and August 31, 1997 for the Lipper Small Cap Core Funds Average.
3 The Russell 2000(REGISTRATION MARK) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies in the Russell 3000(REGISTRATION MARK) Index, which measures the performance of the 3,000 largest US companies based on total market capitalization. A direct investment in an index is not possible.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

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Deutsche VIT Small Cap Index Fund
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SCHEDULE OF INVESTMENTS  December 31, 2001



    SHARES  SECURITY                            VALUE


            COMMON STOCKS--96.69%
     2,000  1-800 Contacts, Inc. ......... $    24,880
     2,300  1-800-FLOWERS.COM, Inc.1 .....      35,880
    10,300  3DO Company1 .................      21,424
     2,400  3D Systems Corp.1 ............      34,200
     3,500  3TEC Energy Corp.1 ...........      49,000
     1,400  4Kids Entertainment, Inc.1 ...      28,042
     3,200  7-Eleven, Inc.1 ..............      37,472
     4,513  99 Cents Only Stores1 ........     171,945
     2,260  A.O. Smith Corp. .............      44,070
     2,100  aaiPharma, Inc.1 .............      52,836
     4,650  AAR Corp. ....................      41,896
     1,900  Aaron Rents, Inc. ............      30,970
     3,134  ABIOMED, Inc.1 ...............      49,580
     3,700  ABM Industries, Inc. .........     115,995
     3,852  Acacia Research Corp.1 .......      42,642
     9,600  Acclaim Entertainment, Inc.1 .      50,880
     4,350  Accredo Health, Inc.1 ........     172,695
     3,500  Ackerley Group, Inc. .........      61,250
     6,000  Aclara Biosciences, Inc.1 ....      30,420
     5,100  ACT Manufacturing, Inc.1 .....       1,785
     4,768  Actel Corp.1 .................      94,931
     2,300  Action Performance Cos., Inc.1      70,403
     6,800  Active Power, Inc.1 ..........      46,240
     5,700  Activision, Inc.1 ............     148,257
     1,600  Actrade Financial Technologies
              Ltd.1 ......................      47,120
     7,402  Actuate Corp.1 ...............      39,009
     4,151  ACTV, Inc.1 ..................       7,762
     8,931  Acuity Brands, Inc. ..........     108,065
    18,500  Adaptec, Inc.1 ...............     268,250
       967  ADE Corp.1 ...................       9,670
     5,800  Adelphia Business
              Solutions, Inc.1 ...........       3,365
     3,700  Administaff, Inc.1 ...........     101,417
     6,300  Adolor Corp.1 ................     113,085
     4,200  ADTRAN , Inc.1 ...............     107,184
         1  Advance Auto Parts, Inc.1 ....          50
    10,622  Advanced Digital
              Information Corp.1 .........     170,377
     3,006  Advanced Energy Industries1 ..      80,080
     2,950  Advanced Marketing Services1 .      53,837
     1,600  Advanced Neuromodulation
              Systems, Inc.1 .............      56,400
    11,910  Advanced Tissue Science, Inc.1      51,928
     3,952  ADVANTA Corp.--Class A .......      39,283
     3,500  ADVO, Inc.1 ..................     150,500
       700  AEP Industries, Inc. .........      16,772
    10,450  Aeroflex, Inc.1 ..............     197,818
     3,800  Aether Systems, Inc.1 ........      34,960
     2,100  AFC Enterprises, Inc. 1 ......      59,619
     3,800  Affiliated Managers Group1 ...     267,824
    12,900  AGCO Corp. ...................     203,562
     5,100  Agile Software Corp.1 ........      87,822
    11,333  AGL Resources, Inc. ..........     260,886


    SHARES  SECURITY                           VALUE


     1,300  AgriBioTech, Inc.1 ........... $         8
     7,636  Airborne, Inc. ...............     113,242
    11,400  Airgas, Inc.1 ................     172,368
     2,100  AirGate PDC, Inc.1 ...........      95,655
     9,900  AirTran Holdings, Inc.1 ......      65,340
    12,800  Akamai Technologies, Inc.1 ...      76,032
     1,900  Aksys Ltd.1 ..................       8,835
       900  Alabama National BanCorp. ....      30,339
    12,500  Alamosa Holdings, Inc.1 ......     149,125
     4,300  Alaska Air Group, Inc.1 ......     125,130
     1,000  Alaska Communications System
              Group1 .....................       7,970
     3,052  Albany International Corp.--
              Class A1 ...................      66,228
     4,100  Albany Molecular
              Research, Inc.1 ............     108,609
     5,220  Albemarle Corp. ..............     125,280
     8,207  Alexander & Baldwin ..........     219,127
       300  Alexander's, Inc.1 ...........      17,070
     2,400  Alexandria Real Estate
              Equities, Inc. .............      98,640
     3,135  Alexion Pharmaceuticals, Inc.1      76,619
     6,200  ALFA Corp. ...................     139,128
     1,000  Alico, Inc. ..................      31,350
     3,600  Align Technology, Inc.1 ......      16,200
     4,500  Allen Telecom, Inc.1 .........      38,250
     2,800  Alliance Gaming Corp.1 .......      82,292
     5,819  Alliance Semiconductor Corp.1       70,294
     3,748  Alliant Techsystems, Inc.1 ...     289,346
     3,000  Alloy Online, Inc.1 ..........      64,590
     6,000  Allscripts Healthcare
              Solution, Inc.1 ............      19,440
     7,700  Alpha Industries, Inc. .......     167,860
     4,990  Alpharma, Inc.--Class A ......     131,985
     2,000  Ambassadors International, Inc.     41,980
     3,300  AMC Entertainment Inc.1 ......      39,600
     2,750  AMCOL International Corp. ....      19,800
     5,413  AMCORE Financial, Inc. .......     120,981
     2,700  AMER Co.1 ....................      50,814
     4,000  America Online Latin
              America, Inc.1 .............      18,200
     9,700  America West Holdings Corp.--
              Class B1 ...................      33,950
     2,600  American Axle & Manufacturing
              Holdings, Inc.1 ............      55,588
     6,344  American Capital
              Strategies, Inc. ...........     179,852
     5,663  American Financial
              Holdings, Inc. .............     143,897
    10,940  American Greetings Corp.--
              Class A ....................     150,753
     2,350  American Healthways, Inc.1 ...      75,059
     3,360  American Italian Pasta Co.--
              Class A1 ...................     141,221
     8,400  American Management
              Systems, Inc.1 .............     151,872
     5,300  American Medical Systems
              Holdings, Inc.1 ............     109,657
     2,800  American Physicians
              Capital Inc.1 ..............      60,900
     1,200  American States Water Co. ....      41,940

See Notes to Financial Statements.

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Deutsche VIT Small Cap Index Fund
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SCHEDULE OF INVESTMENTS  December 31, 2001



    SHARES  SECURITY                            VALUE

     4,283  American Superconductor Corp.1 $    52,510
     1,300  American Woodmark Corp. .....       69,875
     5,500  AmeriPath, Inc.1 ............      177,430
     1,100  Ameristar Casinos, Inc.1 ....       27,555
       800  Ameron International , Inc. .       55,360
     8,100  AmerUs Group Co. ............      290,304
     6,500  AMETEK, Inc.                       207,285
     3,000  Amli Residential Properties
              Trust ......................      75,660
     4,000  AmSurg Corp.--Class A1 .......     108,720
       900  Amtran, Inc.1 ................      13,455
    10,507  Amylin Pharmaceuticals, Inc.1       96,034
     4,924  ANADIGICS, Inc.1 .............      75,091
     1,600  Analogic Corp. ...............      61,616
     3,370  Anaren Microwave, Inc.1 ......      58,368
     4,700  ANC Rental Corp.1 ............         141
     4,000  Anchor Bancorp Wisconsin, Inc.      70,960
    14,200  Andrew Corp.1 ................     310,838
     4,400  Anixter International, Inc.1 .     127,644
    11,600  Annaly Mortgage
              Management, Inc. ...........     185,600
     4,060  AnnTaylor Stores Corp.1 ......     142,100
     1,600  Ansoft Corp.1 ................      23,360
     8,305  AnswerThink Consulting
              Group, Inc.1 ...............      54,232
     3,100  ANSYS, Inc.1 .................      76,415
     6,400  Anthracite Capital, Inc. .....      70,336
     3,200  Antigenics, Inc. .............      52,480
     2,302  APAC Customer Services, Inc. .       5,985
     2,935  Aphton Corp.1 ................      42,851
     5,900  Apogee Enterprises, Inc. .....      93,338
     5,492  Applebee's International, Inc.     187,826
     3,500  Applica, Inc.1 ...............      31,535
     2,200  Applied Industrial
              Technologies, Inc. .........      41,030
     3,000  Applied Molecular Evolution1 .      36,930
     6,780  Apria Healthcare Group, Inc.1      169,432
     6,593  Aptargroup, Inc. .............     230,953
     4,900  Arbitron, Inc. ...............     167,335
     3,988  Arch Chemicals, Inc. .........      92,522
     4,000  Arctic Cat, Inc. .............      68,000
     3,650  Area Bancshares Corp. ........      71,065
     2,508  AremisSoft Corp.1 ............       2,508
     2,600  Arena Pharmaceuticals, Inc.1 .      31,278
     4,100  Argonaut Group, Inc. .........      80,237
     3,931  Argosy Gaming Co.1 ...........     127,836
     1,100  Arguss Communications, Inc.1 .       4,466
     6,600  ARIAD Pharmaceuticals, Inc.1 .      35,178
     3,189  Arkansas Best Corp.1 .........      91,907
     3,041  Armor Holdings, Inc.1 ........      82,077
     8,502  Armstrong Holdings, Inc. .....      28,992
     4,300  ArQule Inc.1 .................      73,100
     3,600  Array BioPharma, Inc.1 .......      53,496
     9,900  Arris Group, Inc.1 ...........      96,624
       420  Arrow Financial Corp. ........      12,260
     2,400  Arrow International, Inc. ....      95,856
    11,200  Art Technology Group, Inc.1 ..      38,976

    SHARES  SECURITY                            VALUE

     7,307  Artesyn Technologies, Inc.1 .. $    68,028
     3,100  ArthroCare Corp.1 ............      55,583
     3,000  Artisan Components, Inc.1 ....      47,400
    12,387  ArvinMeritor, Inc. ...........     243,281
    47,500  Ascential Software Corp.1 ....     192,375
     5,400  AsiaInfo Holdings, Inc.1 .....      94,068
    12,700  Aspect Communications Corp.1 .      49,276
     1,400  Aspect Medical Systems, Inc.1       14,000
     5,396  Aspen Technologies, Inc.1 ....      90,653
       700  Associated Estates Realty Corp.      6,426
     3,860  Astec Industries, Inc.1 ......      55,816
     2,000  AstroPower, Inc.1 ............      80,860
     5,900  Asyst Technologies, Inc.1 ....      75,284
     8,700  AT&T Latin America Corp.--
              Class A ....................      10,266
     6,754  Atlantic Coast Airlines
              Holdings, Inc.1 ............     157,301
     2,710  Atlas Air, Inc.1 .............      39,701
     4,806  ATMI, Inc.1 ..................     114,623
     8,460  Atmos Energy Corp. ...........     179,775
     3,900  Atrix Laboratories, Inc.1 ....      80,379
     5,850  ATS Medical, Inc.1 ...........      31,005
     1,600  Atwood Oceanics, Inc.1 .......      55,760
     4,400  Audiovox Corp.--Class A1 .....      32,824
     2,200  August Technology Corp.1 .....      24,288
     2,100  Aurora Foods, Inc.1 ..........      10,605
     5,600  Auspex Systems, Inc.1 ........      10,080
     5,200  Avanex Corp.1 ................      30,680
     8,900  Avanir Pharmaceuticals--
              Class A1 ...................      37,914
    10,607  AVANT Immunotherapeutics,
              Inc.1 ......................      42,534
     7,200  Avant! Corp.1 ................     147,528
     3,800  AVI BioPharma, Inc. 1 ........      41,495
     5,400  Aviall, Inc.1 ................      40,770
    11,800  Avici Systems, Inc.1 .........      34,338
     4,400  Avid Technology, Inc.1 .......      53,460
     4,600  Avigen, Inc.1 ................      52,946
     9,171  Avista Corp. .................     121,607
     7,676  Avocent Corp.1 ...............     186,143
     5,061  Aware, Inc.1 .................      42,006
     3,783  AXT, Inc. ....................      54,589
     7,360  Aztar Corp.1 .................     134,688
     3,233  Baldor Electric Co. ..........      67,570
     1,100  Baldwin & Lyons, Inc.--Class B      28,160
     4,757  Ball Corp. ...................     336,320
     4,182  Bally Total Fitness Holding
              Corp.1 .....................      90,164
       400  BancFirst Corp. ..............      13,880
     1,900  BancFirst Ohio Corp. .........      45,885
    14,187  BancorpSouth, Inc. ...........     235,504
     1,500  Bandag, Inc. .................      52,140
       900  Bank Mutual Corp. ............      13,752
     1,150  Bank of Granite Corp. ........      22,735
     4,600  Bank United Financial Corp.--
              Class A 1 ..................      68,310
     7,100  BankAtlantic Bancorp, Inc.--
              Class A ....................      65,178
     2,900  Banner Corp. .................      49,039



See Notes to Financial Statements.

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2001



    SHARES  SECURITY                            VALUE


     5,300  Banta Corp. .................. $   156,456
     2,200  Barnes Group, Inc. ...........      52,778
     2,275  Barra, Inc.1 .................     107,130
       600  Bassett Furniture
              Industries, Inc. ...........       8,406
     9,753  Bay View Capital Corp. .......      71,489
     5,100  BE Aerospace, Inc.1 ..........      46,767
       677  Beacon Power Corp.1 ..........         880
       800  Beasley Broadcast Group,
              Inc.--Class A1 .............      10,408
     1,500  Beazer Homes USA, Inc.1 ......     109,755
       761  bebe stores, Inc.1 ...........      14,200
     2,400  Bedford Property Investors ...      54,000
     2,300  BEI Technologies, Inc. .......      40,112
     1,135  Bel Fuse, Inc.--Class B ......      28,432
     5,033  Belden, Inc. .................     118,527
     3,500  Bell Microproducts, Inc.1 ....      44,170
     3,033  Benchmark Stock
              Electronics, Inc.1 .........      57,506
     3,928  Berkley (W.R.) Corp. .........     210,934
     1,900  Berry Petroleum--Class A .....      29,830
    23,269  Bethlehem Steel Corp.1 .......      10,471
    15,877  Beverly Enterprises, Inc.1 ...     136,542
     1,600  Bio-Rad Laboratories,
              Inc.--Class A1 .............     101,280
     9,641  Bio-Technology General Corp.1       79,345
     4,928  BioMarin Pharmaceutical, Inc.1      66,232
     2,596  Biopure Corp.1 ...............      36,889
     2,415  Biosite Diagnostics, Inc.1 ...      44,364
     1,400  BioSphere Medical, Inc.1 .....      15,778
       500  BKF Capital Group, Inc. ......      14,350
     3,374  Black Box Corp.1 .............     178,417
     9,100  Blue Martini Software, Inc.1 .      27,391
     6,276  Blyth, Inc.1 .................     145,917
     7,142  Bob Evans Farms, Inc. ........     175,479
     5,100  Boca Resorts, Inc.--Class A1 .      66,810
     2,154  BOK Financial Corp.1 .........      67,873
     1,400  Bone Care International, Inc.1      23,982
     4,435  BorgWarner, Inc. .............     231,729
     8,729  Borland Software Corp. .......     136,696
     2,300  Boron, LePore &
              Associates, Inc.1 ..........      31,717
     1,500  Boston Beer Co., Inc.--Class A       25,725
     3,800  Boston Communications
              Group, Inc.1 ...............      43,130
     3,000  Boston Private Financial
              Holdings, Inc. .............      66,210
     4,600  Bowne & Co., Inc. ............      58,880
     2,600  Boyd Gaming Corp.1 ...........      16,900
     7,903  Boyds Collection Ltd.1 .......      53,503
     4,500  Boykin Lodging Co. ...........      35,865
     3,000  Brady (W.H.) Co. .............     109,800
     5,400  Brandywine Realty Trust, REIT      113,778
     2,100  Braun Consulting, Inc.1 ......       7,455
     8,000  BRE Properties--Class A ......     247,680
     4,222  Briggs & Stratton Corp.            180,279
     2,300  Bright Horizon Family
              Solutions, Inc.1 ...........      64,377
    11,874  Brightpoint, Inc.1 ...........      37,284


    SHARES  SECURITY                            VALUE

     2,283  Brio Technologies, Inc.1 ..... $     6,575
     3,500  Britesmile, Inc.1 ............      17,500
     1,200  Brookline Bancorp, Inc. ......      19,728
     3,083  Brooks Automation, Inc.1 .....     125,386
     7,600  Brown & Brown, Inc. ..........     207,480
     6,800  Brown (Tom), Inc.1 ...........     183,668
     3,300  Brown Shoe Co., Inc. .........      53,592
     8,500  Bruker Daltonics, Inc.1 ......     138,975
     4,000  Brush Engineered
              Materials, Inc. ............      56,960
     1,850  BSB Bancorp, Inc. ............      43,863
     5,000  BSQUARE Corp.1 ...............      20,850
     3,200  Buca, Inc. ...................      51,872
     3,600  Buckeye Technologies, Inc.1 ..      41,400
       700  Buckle, Inc.1 ................      15,610
     3,000  Building Materials Holding
              Corp.1 .....................      32,550
     2,300  Burlington Coat Factory
              Warehouse Corp. ............      38,640
     3,100  Burnham Pacific
              Properties, Inc. ...........      12,772
       700  Bush Industries, Inc.--Class A       7,602
     4,320  C & D Technologies, Inc. .....      98,712
     6,666  C-COR.net Corp.1 .............      97,124
     7,210  Cable Design Technologies1 ...      98,633
     5,000  Cabot Oil & Gas Corp., Class A     120,250
     6,500  CacheFlow, Inc.1 .............      17,420
     3,100  CACI International, Inc.--
              Class A1 ...................     122,403
     4,400  Cadiz Land Co., Inc.1 ........      35,288
     6,646  Cal Dive International, Inc.1      164,023
     4,500  Calgon Carbon Corp. ..........      37,575
     3,400  California Pizza Kitchen1 ....      84,150
     1,600  California Water Services Co.       41,200
     4,200  Caliper Technologies Corp.1 ..      65,562
     2,700  Callon Pete Co.1 .............      18,495
     3,603  Cambrex Corp. ................     157,091
     6,630  Camdem Property Trust ........     243,321
     2,200  Caminus Corp.1 ...............      50,600
     4,400  Capital Automotive REIT ......      87,516
       400  Capital City Bank Group, Inc.        9,692
     5,800  Capitol Federal Financial ....     120,872
       500  Capitol Transamerica Corp. ...       8,225
     1,951  Capstead Mortgage Corp. ......      45,848
     5,161  Caraustar Industries, Inc. ...      35,766
     1,700  Carbo Ceramics, Inc. .........      66,572
     6,879  CardioDynamics
              International Corp.1 .......      45,470
     7,184  Career Education1 ............     246,268
     5,928  Carlisle Companies, Inc. .....     219,217
     4,290  Carpenter Technology Corp. ...     114,200
     4,500  Carreker Corp.1 ..............      26,550
       900  Carrier Access Corp.1 ........       2,628
     1,000  Cascade Natural Gas Corp. ....      22,050
     3,500  Casella Waste Systems, Inc.--
              Class A1 ...................      51,835
     8,286  Casey's General Stores, Inc. .     123,461
     2,500  Cash America
              International, Inc. ........      21,250


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        9

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS  December 31, 2001



    SHARES  SECURITY                            VALUE

     4,900  Catalytica Energy
              Systems, Inc.1 ............. $    22,393
     1,200  Catapult Communications Corp.1      31,272
     1,400  Cathay Bancorp, Inc. .........      89,670
     3,200  Cato Corp.--Class A ..........      60,480
     3,900  CBL & Associates
              Properties, Inc., REIT .....     122,850
    10,151  CBRL Group, Inc. .............     298,845
     1,900  CCBT Financial Companies, Inc.      44,840
     2,200  CCC Information Services
              Group, Inc.1 ...............      13,596
     2,200  CCC Information Services
              Group, Inc. Rights1 ........         154
     1,300  CDI Corp.1 ...................      24,700
     4,703  CEC Entertainment, Inc.1 .....     204,063
     2,700  Celeritek, Inc.1 .............      36,153
     6,000  Cell Genesys, Inc.1 ..........     139,440
     3,729  Cell Pathways, Inc.1 .........      25,954
     5,750  Cell Therapeutics, Inc.1 .....     138,805
     2,600  CellNet Data Systems, Inc.1 ..          --
     4,620  Centennial Bancorp.1 .........      34,096
     1,000  Centennial Communications
              Corp.1 .....................      10,240
     4,500  CenterPoint Properties Corp. .     224,100
       600  Centex Construction
              Products, Inc. .............      19,230
     3,800  Centillium Communications,
              Inc.1 ......................      29,868
     4,800  Centra Software, Inc.1 .......      38,400
     3,950  Central Parking Corp. ........      77,578
       900  Central Vermont Public
              Service Corp. ..............      15,030
     3,300  Century Aluminum Co. .........      44,088
    13,428  Century Business Services,
              Inc.1 ......................      30,884
     1,761  Cerus Corp.1 .................      80,566
     3,700  CFS Bancorp, Inc. ............      53,095
     3,700  CH Energy Group, Inc. ........     160,839
     9,000  Champion Enterprises, Inc.1 ..     110,790
     3,000  Championship Auto Racing
              Teams, Inc.1 ...............      48,270
     7,200  Charles River Laboratories
              International, Inc.1 .......     241,056
     4,400  Charlotte Russe Holding, Inc.1      81,884
    20,500  Charming Shoppes, Inc.1 ......     108,855
     7,300  Charter Municipal Mortgage
              Acceptance Co. .............     118,625
     3,700  Chateau Communities, Inc. ....     110,630
     6,100  Checkpoint Systems, Inc.1 ....      81,740
     6,450  Cheesecake Factory, Inc.1 ....     224,267
     2,300  Chelsea Property Group, Inc. .     112,930
     1,800  Chemed Corp. .................      61,020
     2,500  ChemFirst, Inc. ..............      59,925
     3,210  Chemical Financial Corp. .....      96,809
     3,133  Chesapeake Corp. .............      87,129
    23,520  Chesapeake Energy Corp.1 .....     155,467
     3,766  Chico's FAS, Inc.1 ...........     149,510
     1,900  Children's Place1 ............      51,585
       800  Chiles Offshore, Inc.1 .......      15,912
     6,700  Chippac, Inc.1 ...............      49,714


    SHARES  SECURITY                            VALUE


     5,293  Chittenden Corp. ............. $   146,087
     6,547  Choice Hotels Corp., Inc. 1 ..     145,016
     3,700  Choice One Communications,
              Inc,1 ......................      12,950
     6,700  Chordiant Software, Inc.1 ....      52,997
     3,550  Christopher & Banks Corp.1 ...     121,587
     6,712  Church & Dwight Co., Inc. ....     178,741
       919  Churchill Downs, Inc. ........      33,975
     7,947  CIBER, Inc.1 .................      75,099
     2,400  CIMA Labs, Inc.1 .............      86,760
     4,600  Ciphergen Biosystems, Inc.1 ..      36,800
       900  CIRCOR International, Inc. ...      16,605
     6,100  Circuit City Stores, Inc.--
              Carmax Group1 ..............     138,714
     9,154  Citizens Banking Corp. .......     300,984
     2,500  Citizens, Inc.1 ..............      31,625
     1,900  City Holdings Co. 1 ..........      22,876
       974  CityBank Lynwood .............      23,337
     6,770  Claire's Stores, Inc. ........     102,227
     3,250  Clarcor, Inc. ................      88,237
     5,700  Clarent Corp.1 ...............      30,609
     2,400  Clark/Bardes, Inc.1 ..........      60,552
       900  Clayton Williams Energy, Inc.1      11,790
     8,460  Cleco Corp. ..................     185,866
     2,600  Cleveland-Cliffs, Inc. .......      47,580
     1,700  Click Commerce, Inc.1 ........       5,372
     1,100  Closure Medical Corp.1 .......      25,696
     1,700  CNA Surety Corp. .............      26,350
     1,400  Coachmen Industries, Inc. ....      16,800
     1,200  Coastal Bancorp, Inc. ........      34,680
       300  Coca Cola Bottling
              Consolidated ...............      11,358
     5,500  Cognex Corp.1 ................     140,855
     1,600  Cognizant Technology
              Solutions Corp.1 ...........      65,568
     5,574  Coherent, Inc.1 ..............     172,348
     4,483  Cohu, Inc. ...................      88,539
     4,428  Coinstar, Inc.1                    110,700
     1,000  Coldwater Creek, Inc.1 .......      21,180
    20,182  Collins & Aikman Corp. .......     155,401
    22,910  Colonial Bancgroup, Inc. .....     322,802
     3,300  Colonial Properties Trust ....     102,795
     3,400  Columbia Banking System, Inc.1      44,370
     2,500  Columbia Laboratories, Inc.1 .       8,625
     5,300  Commerce Group, Inc. .........     199,757
    50,200  Commerce One, Inc.1 ..........     179,214
     9,453  Commercial Federal Corp. .....     222,145
     2,600  Commercial Metals Co. ........      90,948
     3,500  Commercial Net Lease Realty ..      45,500
     1,300  Commonwealth Bancorp, Inc.1 ..      28,795
     2,316  Commonwealth Telephone
              Enterprises Inc.1 ..........     105,378
     8,700  CommScope, Inc.1 .............     185,049
     1,900  Community Bank System, Inc. ..      49,780
       600  Community Banks, Inc. ........      16,200


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


    SHARES  SECURITY                           VALUE

     7,241  Community First
              Bankshares, Inc. ........... $   186,021
     2,300  Community Trust Bancorp, Inc.       54,625
     1,793  CompuCredit Corp.1 ...........      21,086
     5,200  Computer Network Technology
              Corp.1 .....................      92,508
     7,800  Computerized Thermal
              Imaging, Inc.1 .............      12,090
       400  CompX International, Inc. ....       5,188
     5,024  Comstock Resource, Inc.1 .....      35,168
     2,300  Conceptus, Inc.1 .............      54,280
     6,400  Concord Camera Corp.1 ........      50,688
    10,404  Concurrent Computer Corp.1 ...     154,499
     1,900  Conestoga Enterprises, Inc.1 .      60,705
     3,961  CONMED Corp.1 ................      79,062
     2,300  Connecticut Bancshares, Inc. .      59,455
       650  Connecticut Water Service,
              Inc. .......................      19,220
     6,411  Connetics Corp,1 .............      76,291
     4,600  Consolidated Freightways
              Corp.1 .....................      23,414
     1,200  Consolidated Graphics, Inc.1 .      23,100
     3,900  Constellation 3d, Inc.1 ......       3,354
     3,583  Convansys Corp.1 .............      32,068
     1,500  Convera Corp.1 ...............       5,025
     2,200  Cooper Companies, Inc. .......     109,956
    11,792  Cooper Tire & Rubber Co. .....     188,200
     1,900  Coorstek, Inc.1 ..............      60,496
     7,000  Copart, Inc.1 ................     254,590
    13,800  Copper Mountain Networks Inc.1      23,322
     5,400  Corillian Corp.1 .............      25,866
     1,100  Corinthian Colleges, Inc.1 ...      44,979
     7,106  Corixa Corp.1 ................     107,087
     7,025  Corn Products
              International, Inc. ........     247,631
     9,100  Cornerstone Realty Income
              Trust, Inc. ................     103,285
     5,900  Corporate Executive Board1 ...     216,530
     4,793  Corrections Corp. of
              America REIT1 ..............      88,958
     2,000  Corus Bankshares, Inc. .......      90,800
     6,500  Corvas International, Inc.1 ..      42,575
       900  Corvel Corp.1 ................      29,475
     3,701  Cost Plus, Inc.1 .............      98,076
     2,600  CoStar Group, Inc.1 ..........      62,426
     5,350  Cousins Properties, Inc. .....     130,326
    10,200  Covance, Inc.1 ...............     231,540
     7,790  Covanta Energy Corp.1 ........      35,211
    12,200  Coventry Health Care, Inc.1 ..     243,390
       800  CPB, Inc. ....................      23,528
       688  CPI Corp. ....................      11,421
     5,100  Crawford & Co.--Class B ......      59,772
     9,980  Credence Systems Corp.1 ......     185,329
     1,800  Credit Acceptance Corp.1 .....      16,020
     1,668  Crestline Capital Corp.1 .....      51,808
    22,533  Crompton Corp. ...............     202,797
     1,664  Crossman Communities, Inc.1 ..      54,912
     4,900  Crossroads Systems, Inc.1 ....      22,001
     1,000  Crown American Realty Trust ..       7,800
    24,800  Crown Cork & Seal
              Company, Inc.1 .............      62,992




    SHARES  SECURITY                            VALUE

     2,500  Crown Media Holdings, Inc.--
              Class A1 ................... $    28,225
     3,250  CryoLife, Inc.1 ..............      97,500
     3,460  CSK Auto Corp.1 ..............      34,427
       600  CSS Industries, Inc.(a) ......      18,546
     2,100  CT Communications, Inc. ......      34,671
     4,490  CTS Corp. ....................      71,391
       900  Cubic Corp. ..................      46,224
     4,657  Cubist Pharmaceuticals, Inc.1      167,466
     6,028  Cumulus Media, Inc.--Class A1       97,533
     3,200  CUNO, Inc.1 ..................      97,600
     6,400  Curis, Inc.1 .................      35,904
     1,400  Curtiss-Wright Corp. .........      66,850
     3,422  CV Therapeutics, Inc.1 .......     178,012
     4,348  CVB Financial Corp. ..........     101,743
     3,151  Cyberonics, Inc.1 ............      83,596
     7,000  Cygnus, Inc.1 ................      36,750
     5,074  Cymer, Inc.1 .................     135,628
     6,600  Cytec Industries, Inc.1 ......     178,200
    12,800  Cytogen Corp.1 ...............      38,528
     3,700  Daisytek International Corp.1       48,729
     3,500  Daktronics, Inc. 1 ...........      29,575
     9,825  Dal-Tile International, Inc.1      228,431
     2,606  Datascope Corp. ..............      88,396
     2,174  Datastream Systems, Inc.1 ....      13,414
     6,815  DDi Corp.1 ...................      67,060
     6,862  Dean Foods Co. ...............     468,001
     1,200  Deb Shops, Inc. ..............      29,100
     5,500  Decode Genetics, Inc.1 .......      53,900
     5,700  Del Monte Foods Co.1 .........      48,507
     7,300  dELiA*s Corp.--Class A1* .....      45,260
     2,336  Delphi Financial Group, Inc.--
              Class A1 ...................      77,789
     5,868  Delta and Pine Land Co. ......     132,793
     1,200  Deltic Timber Corp.1 .........      32,880
     3,700  Denbury Resources, Inc. ......      27,047
     2,800  Dendreon Corp.1 ..............      28,196
     5,624  Dendrite International, Inc.1       78,905
     8,346  Developers Diversified
              Realty Corp. ...............     159,409
     4,200  Diagnostic Products Corp. ....     184,590
    16,300  Dial Corp. ...................     279,545
     4,260  Diamond Cluster
              International, Inc.1 .......      55,806
     1,783  Dianon Systems, Inc.1 ........     108,406
     2,400  Digene Corp.1 ................      70,800
     6,400  Digex, Inc.1 .................      19,136
     2,341  Digimarc Corp.1 ..............      43,496
     5,222  Digital Insight Corp.1 .......     116,764
     1,600  Digital Lightwave, Inc.1 .....      15,008
     4,800  Digital Think, Inc.1 .........      51,840
     2,800  Digitas, Inc.1 ...............      11,256
    10,927  Dillard's, Inc.--Class A .....     174,832
     3,109  Dime Community Bancorp, Inc. .      87,239
     8,000  DiMon, Inc. ..................      57,600


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       11

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                            VALUE


     3,960  Dionex Corp.1 ................ $   101,020
     4,975  Direct Focus, Inc.1 ..........     155,220
     6,000  Ditech Communications Corp.1 .      36,120
     5,400  Diversa Corp.1 ...............      76,410
    13,900  DMC Stratex Networks, Inc.1 ..     108,142
     5,300  Dobson Communications Corp.--
              Class A1 ...................      45,262
     9,000  Docent, Inc.1 ................      28,530
     6,500  Documentum, Inc.1 ............     141,180
     8,283  Dole Food Co. ................     222,233
     5,000  Dollar Thrifty Automotive
              Group, Inc.1 ...............      77,500
     7,600  Donaldson Co., Inc. ..........     295,184
     7,300  Doral Financial Corp. ........     227,833
     3,900  Dover Downs Entertainment,
              Inc. .......................      59,670
     3,410  Downey Financial Corp. .......     140,662
    11,200  DQE, Inc.1 ...................     212,016
     2,800  Dress Barn, Inc.1 ............      70,028
     4,100  Dreyer's Grand Ice Cream, Inc.     157,891
     1,600  Dril-Quip, Inc.1 .............      38,560
     2,100  Drs. Technologies, Inc.1 .....      74,865
     3,800  DSP Group, Inc.1 .............      88,388
     1,682  Duane Reade, Inc.1 ...........      51,049
       761  DuPont Photomasks, Inc.1 .....      33,065
     3,982  Dura Automotive Systems, Inc.1      43,802
     1,300  DuraSwitch Industries, Inc.1 .      11,050
     2,700  Durect Corp.1 ................      31,293
     3,700  DUSA Pharmaceuticals, Inc.1 ..      29,785
     1,300  DVI, Inc.1 ...................      22,360
     3,500  Dyax Corp.1 ..................      38,395
     7,100  Dycom Industries, Inc.1 ......     118,641
     1,400  Dynacq International, Inc.1 ..      31,178
    10,800  E.piphany, Inc.1 .............      94,068
     8,600  EarthShell Corp.1 ............      17,200
     5,235  East West Bancorp, Inc. ......     134,801
     3,600  EastGroup Properties, Inc. ...      83,052
     3,800  Echelon Corp.1 ...............      53,808
     7,406  Eclipsys Corp.1 ..............     124,050
     5,100  Eden Bioscience Corp.1 .......      25,857
     4,100  Edison Schools, Inc.1 ........      80,565
     1,600  EDO Corp. ....................      42,320
     3,374  Education Management Corp.1 ..     122,307
    10,259  Edwards LifeSciences Corp.1 ..     283,456
     3,833  EEX Corp.1 ...................       7,053
     7,700  eFunds Corp.1 ................     105,875
     6,229  EGL, Inc.1 ...................      86,895
     7,700  El Paso Electric Co.1 ........     111,650
     3,900  Elantec Semiconductor, Inc.1 .     149,760
     4,060  Elcor Corp. ..................     112,827
     1,500  Electro Rent Corp.1 ..........      19,335
     5,456  Electro Scientific
              Industries, Inc.1 ..........     163,735
     4,319  Electroglas, Inc.1 ...........      63,792
     1,700  Electronics Boutique
              Holdings Corp.1 ............      67,898
     9,300  Electronics for Imaging, Inc.1     207,483


    SHARES  SECURITY                            VALUE

     2,200  Elizabeth Arden Inc.1 ........ $    33,594
     2,000  Embarcadero Technologies,
              Inc.1 ......................      48,400
     1,600  EMCOR Group, Inc.1 ...........      72,640
     3,300  EMCORE Corp.1 ................      44,385
     2,822  Emisphere Technologies, Inc.1       90,050
     3,600  Empire District Electric Co. .      75,600
    10,658  Encompass Services Corp.1 ....      30,908
     2,900  Encore Wire Corp.1 ...........      35,090
     4,800  Endo Pharmaceutical
              Holdings, Inc.1 ............      56,016
     2,215  Endocare, Inc.1 ..............      39,715
     5,800  Energen Corp. ................     142,970
     2,609  Energy Conversion
              Devices, Inc.1 .............      49,493
     4,100  Energy Partners, Ltd.1 .......      30,955
     1,100  Engineered Support
              Systems, Inc.1 .............      37,631
     8,200  Entegris, Inc.1 ..............      89,872
     2,775  Entertainment Properties Trust      53,696
     3,500  EntreMed, Inc.1 ..............      29,575
     8,300  Entrust, Inc.1 ...............      84,577
     3,514  Enzo Biochem, Inc.1 ..........      82,579
     2,300  Epiq Systems Inc.1 ...........      44,505
     8,500  Equity Inns, Inc. ............      56,270
     1,967  ESCO Electronics Corp.1 ......      67,842
     3,800  eSPEED, Inc.--Class A1 .......      31,464
     5,300  Esperion Therapeutics, Inc.1 .      38,955
     5,219  ESS Technology, Inc.1 ........     110,956
     2,500  Essex Property Trust, Inc. ...     123,525
     3,200  Esterline Technologies Corp.1       51,232
     2,786  Evergreen Resources, Inc.1 ...     107,567
     6,482  Exar Corp.1 ..................     135,150
     1,835  Excel Technology, Inc.1 ......      31,929
     7,500  Exe Technologies, Inc.1 ......      38,175
     5,700  Exelixis, Inc.1 ..............      94,734
     3,555  Exide Corp. ..................       4,373
     4,100  Extensity, Inc.1 .............       8,938
     1,200  F&M Bancorp ..................      30,540
     5,732  F.N.B. Corp., Pennsylvania ...     151,038
     2,983  F.Y.I., Inc.1 ................      99,930
     3,600  F5 Networks, Inc.1 ...........      77,544
     2,283  Factory 2-U Stores, Inc.1 ....      45,751
     3,400  FactSet Research Systems, Inc.     118,830
     3,050  Fair Isaac & Co., Inc. .......     192,211
     7,183  FalconStor Software, Inc.1 ...      65,078
       100  Farmer Bros Co. ..............      26,500
       700  Farmers Capital Bank Corp. ...      25,669
     1,016  FBL Financial Group, Inc.--
              Class A ....................      16,947
     2,300  Fedders Corp. ................       6,992
     1,700  Federal Agricultural Mortgage
              Corp.--Class C1 ............      68,850
     7,898  Federal Realty Investment
              Trust ......................     181,654
     9,030  Federal Signal Corp. .........     201,098
    10,400  Federal-Mogul Corp. ..........       8,216
     2,502  FEI Co.1 .....................      78,838
     4,731  FelCor Lodging Trust, Inc. ...      79,055

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                            VALUE

     5,732  Ferro Corp. .................. $   147,886
     6,000  Fibercore, Inc.1 .............      14,400
     3,600  Fidelity Bankshares, Inc. ....      57,492
     5,928  FileNet Corp.1 ...............     120,279
     2,500  Financial Federal Corp.1 .....      78,125
       700  Financial Institutions, Inc. .      16,380
     3,900  Finish Line, Inc.--Class A1 ..      59,631
    10,500  Finova Group .................       6,405
    12,900  First American Financial Corp.     241,746
     1,700  First Bancorp ................      38,335
     3,000  First Bancorp/Puerto Rico ....      85,500
       900  First Busey Corp. ............      19,332
     6,700  First Charter Corp. ..........     113,297
     1,300  First Citizens BancShares,
              Inc.--Class A ..............     127,075
     8,880  First Commonwealth
              Financial Corp. ............     102,298
       800  First Community
              Bancshares, Inc. ...........      23,576
     3,800  First Consulting Group, Inc.1       59,470
     2,000  First Essex Bancorp, Inc. ....      56,360
     1,500  First Federal Capital Corp.1 .      23,550
     4,942  First Financial Bancorp ......      87,226
     1,312  First Financial
              Bankshares, Inc. ...........      39,491
       705  First Financial Corp.,
              Indiana1 ...................      30,914
     2,800  First Financial Holdings .....      67,676
     2,400  First Horizon Pharmaceutical
              Corp.1 .....................      70,536
       900  First Indiana Corp. ..........      19,719
     7,692  First Industrial Realty
              Trust, Inc. ................     239,221
     1,312  First Merchants Corp. ........      31,514
     9,896  First Midwest Bancorp, Inc. ..     288,864
     2,700  First Niagara Financial
              Group, Inc. ................      45,441
     3,900  First Place Financial Corp.1 .      61,425
     1,700  First Republic Bank1 .........      41,055
     3,582  First Sentinel Bancorp, Inc. .      44,847
     1,481  First Source Corp. ...........      30,657
     4,000  FirstFed Financial Corp. .....     102,520
       400  Fisher Communications, Inc. ..      17,600
    10,360  Fisher Scientific
              International, Inc.1 .......     302,512
     1,750  Flagstar Bancorp, Inc. .......      35,227
     7,977  Fleetwood Enterprises, Inc. ..      90,379
     6,854  Fleming Cos., Inc. ...........     126,799
     2,100  Flir Systems Inc.1 ...........      79,632
     3,400  Florida East Coast Industries Inc.--
              Class A ....................      78,710
     3,850  Florida Rock Industries, Inc.      140,833
     3,200  Flow International Corp.1 ....      39,584
     3,100  Flowers Foods, Inc.1 .........     123,752
     7,500  Flowserve Corp.1 .............     199,575
     2,700  Flushing Financial Corp. .....      48,060
     4,100  Focal Communications Corp.1 ..       2,501
       645  Focal Communications Corp.
              Warrant1 ...................          --
     4,100  Footstar, Inc.1 ..............     128,330


    SHARES  SECURITY                            VALUE

     4,350  Forest City Enterprises,
              Inc.--Class A .............. $   168,345
     3,000  Forrester Research, Inc.1 ....      60,420
     2,325  Forward Air Corp.1 ...........      78,864
     3,094  Fossil, Inc.1 ................      64,974
         1  Fourthstage Technologies,
              Inc.1 ......................          --
       500  Franklin Electric Co., Inc. ..      41,000
     2,675  Freds, Inc.--Class A .........     109,568
     5,200  FreeMarkets, Inc.1 ...........     124,644
    12,548  Fremont General Corp.1 .......      98,125
     5,200  Friedman, Billings Ramsey
              Group, Inc.1 ...............      26,988
     5,029  Frontier Airlines, Inc.1 .....      85,493
     3,800  Frontier Financial Corp. .....      99,408
     4,909  Frontier Oil Corp. ...........      81,686
     5,941  FSI International, Inc.1 .....      54,776
     1,800  FTI Consulting, Inc.1 ........      59,040
     5,400  FuelCell Energy, Inc.1 .......      97,956
     5,848  Fuller (H.B.) Co. ............     168,247
     8,655  Furniture Brands
              International, Inc.1 .......     277,133
     4,372  G & K Services, Inc.--Class A      141,216
     1,100  Gabelli Asset Mgmt.,
              Inc.--Class A1 .............      47,520
     4,920  Gables Residential Trust .....     145,632
       300  Garan, Inc. ..................      12,750
     2,950  Gardner Denver
              Machinery, Inc.1 ...........      65,844
    13,685  Gartner Group, Inc.--Class A1      159,978
     3,100  Gaylord Entertainment, Inc.1 .      76,260
     1,840  GBC Bancorp ..................      54,280
     2,000  Genaissance Pharmaceuticals,
              Inc.1 ......................       9,300
     6,300  GenCorp, Inc. ................      88,893
     4,400  Gene Logic, Inc.1 ............      82,896
     8,100  Genelabs Technologies, Inc.1 .      14,985
     1,000  Genencor International, Inc.1       15,960
     5,250  General Cable Corp. ..........      68,775
     8,400  General Communication--
              Class A1 ...................      71,652
     1,168  General Electric Co. .........      46,814
     3,400  Genesco, Inc.1 ...............      70,584
     1,500  Genesisintermedia, Inc.1 .....       8,850
     2,400  Genlyte Group1 ...............      71,424
     4,700  Genome Therapeutics Corp.1 ...      32,007
     3,600  Genta, Inc.1 .................      51,228
     1,360  Gentek, Inc. .................       2,326
     4,400  Gentiva Health Services, Inc.       96,580
    25,200  Genuity, Inc.1 ...............      39,816
     5,100  Genzyme Corp.--
              Genzyme Biosurgery Division1      27,081
     1,700  Genzyme Molecular Oncology1 ..      13,600
     3,900  Genzyme Transgenics Corp.1 ...      22,698
     5,047  Georgia Gulf Corp. ...........      93,369
     2,000  Gerber Scientific, Inc. ......      18,600
       730  German American Bancorp ......      11,826
     4,700  Geron Corp.1 .................      40,890


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                            VALUE

     5,700  Getty Images, Inc.1 .......... $   130,986
     2,800  Getty Realty Corp. ...........      52,780
       600  Gibraltar Steel Corp. ........      10,512
     3,000  Glacier Bancorp, Inc. ........      62,460
     2,800  Glatefelter (P.H.) Co. .......      43,624
     4,851  Glenborough Realty Trust, Inc.      94,109
     5,200  Glimcher Realty Trust ........      97,916
     1,900  Global Imaging Systems, Inc.1       28,367
     5,931  Global Payments, Inc.1 .......     204,026
     2,500  Global Sports, Inc.1 .........      49,875
       308  Globalscape, Inc.1 ...........          --
    18,564  GlobespanVirata, Inc.1 .......     240,404
     4,600  Gold Bancorp, Inc. ...........      32,706
     1,161  Golden Telcom, Inc.1 .........      13,549
       700  Gorman-Rupp Co. ..............      18,795
     6,239  Graco, Inc. ..................     243,633
     6,450  Granite Construction, Inc. ...     155,316
       700  Gray Communications
              Systems, Inc. ..............       9,716
       800  Great American Financial
              Resources, Inc. ............      15,000
     3,968  Great Atlantic &
              Pacific Tea Co. ............      94,359
     1,700  Great Lakes REIT, Inc. .......      27,200
       300  Great Southern Bancorp, Inc. .       9,150
     9,810  Greater Bay Bancorp ..........     280,370
     1,300  Green Mountain Coffee, Inc.1 .      35,607
        50  Grey Global Group ............      33,337
    23,500  Grey Wolf, Inc.1 .............      69,795
     2,100  Grief Bros Corp.--Class A ....      69,195
     5,870  Griffon Corp.1 ...............      88,050
     2,400  Group 1 Automotive, Inc.1 ....      68,424
     4,500  GTech Holding Corp.1 .........     203,805
       900  Guess, Inc.1 .................       6,750
     5,200  Guilford Pharmaceuticals,
              Inc.1 ......................      62,400
     3,900  Guitar Center, Inc.1 .........      53,196
     1,900  Gulf Island Fabrication ......      23,769
     1,100  GulfMark Offshore, Inc.1 .....      31,141
     5,000  Gymboree Corp.1 ..............      59,650
     5,300  H Power Corp.1 ...............      16,536
     3,800  Haemonetics Corp.1 ...........     128,896
     3,982  Hain Celestial Group, Inc.1 ..     109,346
     3,700  Hancock Fabrics, Inc. ........      48,655
     1,000  Hancock Holding Co.1 .........      43,040
     4,555  Handleman Co.1 ...............      67,642
     3,200  Handspring, Inc.1 ............      21,568
     5,001  Harbor Florida Bancorp, Inc. .      85,017
     5,100  Harland (John H.) Co. ........     112,710
     5,900  Harleysville Group, Inc. .....     140,951
     2,510  Harleysville National Corp. ..      59,110
     6,336  Harman International
              Industries, Inc. ...........     285,754
     9,600  Harmonic, Inc.1 ..............     115,392
     7,900  Harsco Corp. .................     270,970
     2,200  Harvard Bioscience, Inc.1 ....      21,868
     3,800  Haverty Furniture
              Companies, Inc. ............      62,890

    SHARES  SECURITY                            VALUE

     7,012  Hawaiian Electric Industries . $   282,443
     1,700  Hayes Lemmerz
              International, Inc.1 .......         438
     4,000  Headwaters, Inc.1 ............      45,840
     6,875  Health Care REIT, Inc. .......     167,406
     8,491  Healthcare Realty Trust, Inc.      237,748
     3,300  HealthExtras, Inc.1 ..........      18,843
     3,250  Heartland Express, Inc.1 .....      90,252
     1,300  HEICO Corp. ..................      19,591
        90  HEICO Corp.--Class A .........       1,214
     4,000  Heidrick & Struggles
              International, Inc.1 .......      72,600
     4,705  Helix Technology Corp. .......     106,098
     1,666  Herbalife International,
              Inc.--Class A ..............      23,691
     4,700  Hexcel Corp.1 ................      14,476
     1,961  hi/fn, Inc.1 .................      28,376
     1,100  Hibbett Sporting Goods, Inc.1       33,330
     1,561  Hickory Tech Corp. ...........      26,459
     9,440  Highwoods Properties, Inc. ...     244,968
     2,500  Hilb, Rogal and Hamilton Co. .     140,125
     6,074  HNC Software, Inc.1 ..........     125,124
     1,800  Holly Corp.1 .................      34,650
     7,200  Hollywood Entertainment Corp.1     102,888
     2,800  Home Properties of
              New York, Inc. .............      88,480
    10,200  Hooper Holmes, Inc. ..........      91,290
     8,168  Horace Mann Educators Corp. ..     173,325
     3,800  Horizon Offshore, Inc.1 ......      28,652
     2,900  Hot Topic, Inc.1 .............      91,031
     5,400  Hotjobs.com, Inc.1 ...........      56,106
     2,200  Houston Exploration Co.1 .....      73,876
     3,500  Hovnanian Enterprises Inc.--
              Class A 1 ..................      74,480
    21,400  HRPT Properties Trust ........     185,324
     9,312  Hudson United Bancorp ........     267,254
     4,900  Hughes Supply, Inc. ..........     151,263
     3,500  Hunt (J.B.) Transport
              Services, Inc. .............      81,200
     5,100  Hutchinson Technology1 .......     118,422
     3,200  Hydril Co.1 ..................      56,416
     5,780  Hyperion Solutions Corp.1 ....     114,791
     2,600  Hyseq, Inc.1 .................      20,072
     7,200  I-many, Inc.1 ................      69,480
     3,635  I-STAT Corp.1 ................      28,680
     3,000  iBasis, Inc.1 ................       3,930
       300  IBERIABANK Corp. .............       8,316
     1,400  ICU Medical, Inc.1 ...........      62,300
     5,300  Identix, Inc.1 ...............      77,327
     6,200  IDEX Corp. ...................     213,900
     5,796  IDEXX Laboratories, Inc.1 ....     165,244
     8,574  IDT Corp.1 ...................     167,279
     4,000  IDX Systems Corp.1 ...........      52,040
     2,106  IGEN International, Inc.1 ....      84,451
     3,700  IHOP Corp.1 ..................     108,410
     2,500  II-VI, Inc.1 .................      43,075


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                            VALUE

    27,086  IKON Office Solutions, Inc. .. $   316,635
     5,363  ILEX Oncology, Inc.1 .........     145,016
     2,400  Illumina, Inc.1 ..............      28,224
     6,703  Imation Corp.1 ...............     144,651
    18,700  IMC Global, Inc. .............     243,100
     7,800  Immune Response Corp. ........      10,452
     6,679  ImmunoGen, Inc.1 .............     110,738
     6,600  Immunomedics, Inc.1 ..........     133,716
     2,628  IMPATH, Inc.1 ................     116,972
     3,900  Impax Laboratories, Inc.1 ....      52,416
     1,800  IMPCO Technologies, Inc.1 ....      22,842
     1,500  IMPSAT Fiber Networks, Inc.1 .         262
     6,641  In Focus Systems, Inc.1 ......     146,235
     2,735  INAMED Corp.1 ................      82,241
    11,600  Incyte Genomics, Inc.1 .......     225,504
    11,342  Independence Community Bank ..     258,144
     2,700  Independent Bank Corp.--Mass.       58,023
     2,720  Independent Bank Corp.--Mich.       75,616
     4,300  Industrial International, Inc.      31,390
    10,920  IndyMac Mortgage
              Holdings, Inc.1 ............     255,310
     2,200  Inet Technologies, Inc.1 .....      23,254
     1,340  Infogrames, Inc.1 ............       9,501
     3,600  Information Holdings, Inc.1 ..     101,916
     5,400  Information Resources, Inc.1 .      44,820
    41,000  InfoSpace, Inc.1 .............      84,050
     3,500  InfoUSA, Inc.1 ...............      24,290
       700  Ingles Markets, Inc.--Class A        8,365
     6,700  Inkine Pharmaceutical Co.,
              Inc.1 ......................      10,452
    21,800  Inktomi Corp.1 ...............     146,278
     5,500  Innkeepers USA Trust .........      53,900
     2,800  Innovative Solutions and
              Support, Inc.1 .............      21,756
     7,000  Input/Output, Inc.1 ..........      57,470
     7,762  Insight Enterprises, Inc.1 ...     190,945
     1,866  Insignia Financial Group, Inc.
              --Class A1 .................      20,153
     4,090  Insituform Technologies--
              Class A1 ...................     104,622
     3,900  Insmed, Inc.1 ................      14,898
     3,000  Inspire Pharmaceuticals, Inc.1      42,270
     2,522  Insurance Auto Auctions, Inc.1      36,594
     2,222  Integra Bank Corp. ...........      46,529
     1,700  Integra LifeSciences Holdings1      44,778
     1,200  Integral Systems, Inc.1 ......      23,100
     4,400  Integrated Circuit Systems,
              Inc.1 ......................      99,396
     5,700  Integrated Electrical
              Services, Inc.1 ............      29,184
     4,600  Integrated Silicon Solution,
              Inc.1 ......................      56,304
     7,946  InteliData Technology Corp.1 .      22,487
     3,890  Inter-Tel, Inc. ..............      74,766
     7,000  Interactive Data Corp.1 ......      98,980
       500  Interactive Intelligence,
              Inc.1 ......................       3,475
     2,235  Intercept Group, Inc.1 .......      91,411
    10,960  InterDigital Communications
              Corp.1 .....................     106,312
     8,341  Interface, Inc. ..............      46,793
     9,524  Intergraph Corp.1 ............     130,860

    SHARES  SECURITY                            VALUE

    10,500  Interland Inc.1 .............. $    22,155
     3,275  Interlogix, Inc.1 ............     126,644
     2,936  Intermagnetics General Corp.1       76,042
     5,000  Intermune, Inc.1 .............     246,300
    24,500  Internap Network Services
              Corp.1 .....................      28,420
     2,451  International Bancshares Corp.     103,310
     2,320  International Game Technology1     158,456
     3,400  International Multifoods Corp.      81,260
     1,300  International Specialty
              Products Inc. ..............      11,635
     7,600  Interneuron Pharmaceutical,
              Inc.1 ......................      84,284
     1,600  Interpool, Inc. ..............      30,800
     5,700  Interstate Bakeries Corp. ....     137,826
     8,162  Intertrust Technologies Corp.1      10,039
     5,487  IntertTAN, Inc.1 .............      68,917
     6,400  InterVoice-Brite, Inc. .......      81,920
     2,100  Intrado, Inc.1 ...............      56,280
     5,200  Intuitive Surgical, Inc.1 ....      52,156
     4,200  Invacare Corp. ...............     141,582
     1,100  Investors Real Estate Trust1 .      10,340
    10,509  Iomega Corp.1 ................      87,753
     3,800  Ionics, Inc.1 ................     114,114
     3,100  IRT Property Co. .............      32,860
     2,700  Irwin Financial Corp. ........      45,900
     7,068  Isis Pharmaceuticals, Inc.1 ..     156,839
     4,511  Isle of Capri Casinos, Inc.1 .      60,357
     7,790  ITC Deltacom, Inc.1 ..........       6,777
     3,000  Itron Inc.1 ..................      90,900
     3,900  ITT Educational Services,
              Inc.1 ......................     143,793
     5,800  ITXC Corp.1 ..................      41,702
     3,490  Ivex Packaging Corp.1 ........      66,310
     7,100  Ixia1 ........................      91,235
     2,800  IXYS Corp.1 ..................      22,652
     1,100  J & J Snack Foods Corp.1 .....      26,895
     2,500  J. Jill Group, Inc.1 .........      53,825
    17,700  J.D. Edwards & Co.1 ..........     291,165
     5,998  Jack in the Box, Inc.1 .......     165,185
     3,200  JAKKS Pacific, Inc.1 .........      60,640
     4,482  JDA Software Group, Inc.1 ....     100,173
     5,450  JDN Realty Corp. .............      67,198
     4,700  Jefferies Group, Inc. ........     198,857
     8,700  JLG Industries, Inc.1 ........      92,655
     4,100  JNI Corp.1 ...................      34,071
     7,311  John Wiley & Sons, Inc.--
              Class A ....................     168,372
     6,482  Jones Lang LaSalle, Inc.1 ....     117,000
     5,503  Journal Register Co.1 ........     115,783
     2,700  JP Realty, Inc. ..............      64,233
     1,500  K-Swiss, Inc.--Class A .......      49,875
     3,850  K-V Pharmaceutical Co.1 ......     124,971
     1,700  K2, Inc.1 ....................      12,257
     2,980  Kadant Inc.1 .................      43,210
     2,300  Kaiser Aluminum Corp.1 .......       3,726
     3,200  Kaman Corp.--Class A .........      49,920
     2,276  Kana Software, Inc.1 .........      44,291


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                            VALUE

       700  Kansas City Life Insurance Co. $    25,970
    10,100  Kansas City Southern
              Industries, Inc.1 ..........     142,713
     5,990  Kaydon Corp. .................     135,853
     7,068  KB HOME ......................     283,427
     5,100  KCS Energy, Inc.1 ............      15,912
     9,000  Keane, Inc.1 .................     162,270
     1,000  Keithley Instruments, Inc. ...      16,900
     4,882  Kellwood Co. .................     117,217
     3,700  Kelly Services, Inc. .........      80,993
     2,300  Kendle International, Inc.1 ..      46,368
     6,212  Kennametal, Inc. .............     250,157
     2,150  Kenneth Cole Productions, Inc.
              --Class A1 .................      38,055
    15,300  Key Energy Group, Inc.1 ......     140,760
     2,709  Key Production Co., Inc.1 ....      46,053
     3,750  Key3Media Group, Inc.1 .......      19,987
     5,000  Keynote Systems, Inc.1 .......      46,750
     2,800  Keystone Property Trust ......      36,652
     5,340  kforce.com, Inc.1 ............      33,589
     3,400  Kilroy Realty Corp. ..........      89,318
     6,000  Kimball International, Inc.--
              Class B ....................      90,900
     2,936  Kirby Corp.1 .................      80,887
     3,852  Knight Transportation, Inc.1 .      72,341
     5,300  Koger Equity, Inc. ...........      86,390
    11,300  Kopin Corp.1 .................     158,200
     7,923  Korn/Ferry International1 ....      84,380
     1,200  KOS Pharmaceuticals, Inc.1 ...      41,520
     2,200  Kosan Biosciences, Inc.1 .....      17,578
     1,800  Kramont Realty Trust .........      26,280
     3,400  Kroll Inc.1 ..................      51,340
     3,682  Kronos, Inc.1 ................     178,111
     8,300  Kulicke & Soffa
              Industries, Inc.1 ..........     142,345
     5,500  La Jolla Pharmaceutical Co.1 .      49,170
    23,075  La Quinta Properties, Inc.1 ..     132,450
     9,500  La-Z-Boy Chair, Inc. .........     207,290
     5,400  Labor Ready, Inc.1 ...........      27,594
     2,900  Laclede Group, Inc. ..........      69,310
     1,111  Ladenburg Thalmann Financial
              Services, Inc.1 ............         967
     2,300  Ladish Co., Inc.1 ............      25,116
     1,250  Lakeland Bancorp, Inc.1 ......      20,375
     5,700  Lancaster Colony Corp. .......     202,407
     4,700  Lance, Inc. ..................      67,163
     3,800  Landamerica Financial Group ..     109,060
     1,000  Landauer, Inc.1 ..............      33,850
     3,400  Landry's Restaurants, Inc. ...      63,410
     1,825  Lands' End, Inc.1 ............      91,542
     1,706  Landstar System, Inc.1 .......     123,702
     5,300  Lantronix, Inc.1 .............      33,496
     3,600  LaSalle Hotel Properties .....      42,264
       500  Lawson Products, Inc. ........      13,000
     5,200  Leap Wireless International,
              Inc.1 ......................     109,044
     2,583  Learning Tree International,
              Inc.1 ......................      72,066

    SHARES  SECURITY                            VALUE

     2,000  LeCroy Corp.1 ................ $    36,400
     8,500  Lee Enterprises, Inc. ........     309,145
    15,600  Legato Systems, Inc.1 ........     202,332
     6,018  Lennox International, Inc. ...      58,375
     2,500  Lexent, Inc.1 ................      15,625
     5,522  Lexicon Genetics, Inc.1 ......      63,724
     3,700  Lexington Corporate
              Properties Trust ...........      57,350
     2,300  Libbey, Inc. .................      75,095
    18,600  Liberate Technologies, Inc.1 .     213,528
     2,475  Liberty Corp. ................     101,846
     5,700  Liberty Digital Inc.--Class A1      19,722
       200  Liberty Livewire Corp.--
              Class A ....................       1,389
     6,600  LifePoint Hospitals, Inc.1 ...     224,664
     7,900  Ligand Pharmaceuticals, Inc.
              --Class B1 .................     141,410
     5,185  Lightbridge, Inc.--Class A1 ..      62,998
     3,600  LightPath Technologies, Inc.
              --Class A1 .................      12,780
     6,474  Lincoln Electric Co. .........     158,225
     1,250  Lindsay Manufacturing Co. ....      24,187
     6,000  Linens `n Things, Inc.1 ......     153,000
       300  Liqui-Box Corp. ..............      12,375
     3,886  Littelfuse, Inc.1 ............     101,969
     4,336  LNR Property Corp. ...........     135,196
     4,600  Local Financial Corp.1 .......      64,354
     2,054  LodgeNet Entertainment Corp.1       35,103
     4,300  Lone Star Steakhouse &
              Saloon, Inc. ...............      63,769
     4,336  Lone Star Technologies, Inc.1       76,314
     6,283  Longs Drug Stores Corp. ......     146,897
     8,700  Longview Fibre Co. ...........     102,747
     6,400  Loudcloud, Inc.1 .............      27,136
    19,116  Louisiana-Pacific Corp. ......     161,339
     3,000  LSI Industries, Inc. .........      52,200
        70  LTC Healthcare, Inc.1 ........          42
     8,374  LTX Corp.1 ...................     175,352
     1,900  Luby's Cafeterias, Inc. ......      10,849
     1,400  Lufkin Industries, Inc. ......      37,520
     3,800  Luminent, Inc.1 ..............       7,030
     3,200  Luminex Corp.1 ...............      54,272
     1,300  Lydall, Inc.1 ................      13,000
     3,597  M.D.C. Holdings, Inc. ........     135,931
     1,400  M/I Schottenstein Homes, Inc.       69,678
     4,003  MacDermid, Inc. ..............      67,851
     6,112  Macerich Co. REIT ............     162,579
     4,400  Macrochem Corp. ..............      13,420
    10,200  Macromedia, Inc.1 ............     181,560
     2,500  Madden Steven Ltd.1 ..........      35,175
     2,000  Madison Gas & Electric Co. ...      52,900
     4,311  MAF Bancorp, Inc. ............     127,174
     3,300  Magellan Health Services,
              Inc.1 ......................      20,955
     2,300  Magna Entertainment Corp.,--
              Class A1 ...................      16,100
     2,700  MagneTek, Inc.1 ..............      24,327


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


    SHARES  SECURITY                            VALUE


     3,700  Magnum Hunter Resources, Inc.1 $    30,710
     4,800  Mail Well, Inc.1 .............      19,680
       800  Main Street Banks, Inc. ......      13,120
       500  Management Network Group1 ....       3,450
     2,400  Manhattan Associates, Inc.1 ..      69,960
     3,877  Manitowoc Co., Inc. ..........     120,575
     2,000  Manufactured Home
              Communities, Inc. ..........      62,420
     3,052  MapInfo Corp.1 ...............      47,886
     2,150  Marcus Corp. .................      30,422
     3,422  Martek Biosciences Corp.1 ....      74,428
     2,222  Martha Stewart Living
              Omnimedia, Inc.1 ...........      36,552
     5,700  MasTec, Inc.1 ................      39,615
     5,237  Matrix Pharmaceutical, Inc.1 .       8,222
     6,100  MatrixOne, Inc.1 .............      79,239
     4,700  Matthews International Corp.--
              Class A ....................     115,526
     6,700  Mattson Technology, Inc.1 ....      59,027
     5,183  Maverick Tube Corp.1 .........      67,120
     5,596  Maxim Pharmaceuticals, Inc.1 .      38,612
     1,900  MAXIMUS, Inc.1 ...............      79,914
     1,900  Maxwell Technologies, Inc.1 ..      18,620
     5,300  Maxygen, Inc.1 ...............      93,121
     1,800  MB Financial, Inc.1 ..........      48,942
     1,254  McAfee.com1 ..................      42,523
       900  McGrath Rentcorp .............      33,768
     1,700  McMoRan Exploration Co.1 .....       9,843
     2,986  MCSi, Inc.1 ..................      70,022
     3,000  Measurement Specialties, Inc.1      28,230
     3,885  Mechanical Technology, Inc.1 .      10,645
     2,700  Medallion Financial Corp. ....      21,330
     2,728  Media General, Inc.--Class A .     135,936
     4,800  Medicines Co.1 ...............      55,632
     1,800  Med-Design Corp.1 ............      35,460
     2,325  MedQuist, Inc.1 ..............      68,006
     2,572  MemberWorks, Inc.1 ...........      36,034
     5,903  MEMC Electronic Materials,
              Inc.1 ......................      20,956
     5,092  Men's Wearhouse, Inc.1 .......     105,150
     3,996  Mentor Corp. .................     114,126
     3,122  Mercury Computer
              Systems, Inc.1 .............     122,101
     6,700  Meridian Resource Corp.1 .....      26,733
     6,644  Meristar Hospitality Corp. ...      94,345
       800  Meritage, Corp. ..............      41,040
     1,900  Merix Corp.1 .................      32,775
     6,500  Mesa Air Group, Inc.1 ........      48,880
     3,300  Mesaba Holdings, Inc.1 .......      23,496
     5,500  Metasolv, Inc.1 ..............      43,227
     8,200  Metawave Communications Corp.       25,584
     6,028  Methode Electronics, Inc.--
              Class A ....................      48,224
     3,000  Metro One Telecommunications,
              Inc.1 ......................      90,750
     8,200  Metromedia International
              Group, Inc.1 ...............       6,642
     5,100  MGI Pharma, Inc.1 ............      77,928


    SHARES  SECURITY                            VALUE


    11,356  Michaels Stores, Inc.1 ....... $   374,180
     2,100  Micro General, Corp.1 ........      28,791
     3,683  MICROS Systems, Inc.1 ........      92,443
     4,744  Microsemi Corp.1 .............     140,897
     7,656  MicroStrategy, Inc.1 .........      29,476
     3,800  Microtune, Inc.1 .............      89,148
     2,435  Microvision, Inc.1 ...........      34,674
     9,600  Mid Atlantic Medical
              Services, Inc.1 ............     217,920
     1,900  Mid-America Apartment
              Communities, Inc. ..........      49,970
       500  Mid-Atlantic Realty Trust1 ...       7,775
     3,200  Mid-State Bancshares .........      52,096
     2,139  MidAmerica Bancorp ...........      70,801
     3,900  Midas, Inc. ..................      44,850
       300  Middlesex Water Co. ..........      10,176
       400  Midland Co. ..................      17,520
     4,459  Midway Games, Inc.1 ..........      66,930
     2,750  MidWest Express Holdings,
              Inc.1 ......................      40,150
     3,798  Milacron, Inc. ...............      60,046
     4,800  Millennium Cell, Inc.1 .......      25,056
    13,131  Millennium Chemicals, Inc. ...     165,451
     4,330  Mills Corp. ..................     114,658
     1,700  Mine Safety Appliances Co. ...      68,255
     3,168  Minerals Technologies, Inc. ..     147,756
     8,037  MIPS Technologies, Inc.--
              Class A1 ...................      69,440
     3,402  Miravant Medical Technologies1      32,693
     4,300  Mission West Properties, Inc.       54,696
       600  Mississippi Valley Bancshares,
              Inc. .......................      23,520
     4,227  MKS Instruments, Inc.1 .......     114,256
     2,774  Mobile Mini, Inc.1 ...........     108,519
     6,006  Modine Manufacturing Co. .....     140,120
    18,372  Modis Professional Services,
              Inc.1 ......................     131,176
     1,600  Moldflow Corp.1 ..............      22,912
     2,600  Molecular Devices Corp.1 .....      54,262
     3,975  Monaco Coach Corp.1 ..........      86,933
    16,400  Montana Power Co.1 ...........      94,300
     3,300  Moog, Inc.--Class A1 .........      71,940
     1,000  Movado Group, Inc. ...........      19,200
     1,750  Movie Gallery, Inc.1 .........      42,630
     3,320  MRO Software, Inc.1 ..........      77,622
    13,400  MRV Communications, Inc.1 ....      56,816
     6,600  MSC Industrial Direct Co.,
              Inc.--Class A1 .............     130,350
     4,500  MSC.Software Corp. ...........      70,200
     4,400  MTR Gaming Group, Inc.1 ......      70,400
     3,900  MTS Systems Corp. ............      39,429
     6,000  Mueller Industries, Inc.1 ....     199,500
     6,064  Multex.com, Inc.1 ............      27,288
     1,878  Myers Industries, Inc. .......      25,635
     3,097  NBT Bancorp, Inc. ............      44,876
     8,233  NABI1 ........................      84,965
     1,125  NACCO Industries, Inc.--
              Class A ....................      63,889
     3,500  Nanogen, Inc.1 ...............      20,195


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       17

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                            VALUE

     1,700  Nanometrics, Inc.1 ........... $    32,980
     5,400  Napro Biotherapeutics, Inc.1 .      61,560
     2,500  Nash Finch Co. ...............      77,750
     3,300  National Golf Properties, Inc.      29,271
     3,900  National Health Investors,
              Inc. .......................      57,720
       800  National Healthcare, Corp.1 ..      12,296
     2,229  National Penn Bancshares, Inc.      49,036
       600  National Presto Industries,
              Inc. .......................      16,650
       800  National Processing, Inc.1 ...      26,000
     8,331  National Service Industries,
              Inc. .......................      16,829
       500  National Western Life
              Insurance Co.--Class A1 ....      55,600
     7,100  Nationwide Health Properties,
              Inc. .......................     132,699
     2,800  Nature's Sunshine Products,
              Inc. .......................      32,872
     5,200  Nautica Enterprises, Inc.1 ...      66,508
     8,675  Navigant Consulting, Inc.1 ...      47,712
     3,300  Navigant International, Inc.1       37,785
       300  NBC Capital Corp. ............       9,213
     7,038  NBTY, Inc.1 ..................      82,345
       200  NCH Corp. ....................      10,430
     3,800  NCI Building Systems, Inc.1 ..      67,260
     2,811  NCO Group, Inc.1 .............      64,372
     5,389  NDCHealth Corp. ..............     186,190
     2,661  Neon Communications, Inc.1 ...       7,211
     2,640  NeoPharm, Inc.1 ..............      66,132
     2,422  Neose Technologies, Inc.1 ....      88,694
     7,072  Net IQ Corp.1 ................     249,359
     6,196  Net.B@nk, Inc.1 ..............      64,934
     4,500  Net2Phone, Inc.1 .............      30,375
     4,153  Netegrity, Inc.1 .............      80,402
       600  Netratings, Inc.1 ............       9,408
     8,300  Netro Corp.1 .................      30,461
     3,600  Netscout Systems, Inc.1 ......      28,476
     1,600  Network Plus Corp.1 ..........       1,856
     4,170  Neurocrine Biosciences, Inc.1      213,963
     2,500  Neurogen Corp.1 ..............      43,700
     3,200  New Century Financial Corp. ..      43,296
     1,200  New England Business Service,
              Inc. .......................      22,980
     9,200  New Focus, Inc.1 .............      35,052
     1,600  New Horizons Worldwide, Inc.1       18,400
     3,700  New Jersey Resources Corp. ...     173,160
    15,404  New York Community Bancorp,
              Inc. .......................     352,289
    11,125  Newpark Resources, Inc.1 .....      87,887
     5,700  Newport Corp. ................     109,896
     7,700  NewPower Holdings, Inc.1 .....       5,698
     4,800  Next Level Communications,
              Inc.1 ......................      16,080
     6,861  NextCard, Inc.1 ..............       3,568
     2,300  NL Industries, Inc. ..........      35,121
     8,900  NMS Communications Corp.1 ....      42,898
     4,900  Nordson Corp. ................     129,409
     1,400  Nortek, Inc.1 ................      39,060
     2,000  North American Scientific,
              Inc.1 ......................      26,800
     2,100  North Pittsburgh Systems, Inc.      38,850

    SHARES  SECURITY                            VALUE

     2,500  Northfield Laboratories, Inc.1 $    21,452
     1,300  Northwest Bancorp, Inc. ......      14,872
     5,307  Northwest Natural Gas Co. ....     135,328
     5,800  Northwestern Corp. ...........     122,090
     1,854  Novadigm, Inc.1 ..............      17,594
     3,300  Novavax, Inc.1 ...............      46,530
    62,482  Novell, Inc.1 ................     286,792
     3,600  Noven Pharmaceuticals, Inc.1 .      63,900
     3,200  Novoste Corp.1 ...............      27,968
     4,770  NPS Pharmaceuticals, Inc.1 ...     182,691
     2,076  NS Group, Inc.1 ..............      15,528
     3,600  Ntelos, Inc. .................      55,764
     3,700  Nu Horizons Electronics Corp.1      38,036
     7,444  Nu Skin Enterprises, Inc.1 ...      65,135
     4,600  Nuance Communications, Inc.1 .      41,860
     3,800  Nuevo Energy Co.1 ............      57,000
     2,800  NUI Corp. ....................      66,360
     3,100  Numerical Technologies, Inc.1      109,120
     1,082  NVR, Inc.1 ...................     220,728
     4,670  NYFIX, Inc.1 .................      93,493
     4,000  O'Charley's, Inc.1 ...........      74,040
     7,148  O'Reilly Automotive, Inc.1 ...     260,688
     7,900  Oak Technology, Inc.1 ........     108,625
     1,900  Ocean Financial Corp. ........      45,904
     5,000  Oceaneering International,
              Inc.1 ......................     110,600
     1,000  Octel Corp.1 .................      18,000
     3,500  Ocular Sciences, Inc.1 .......      81,550
     6,500  Ocwen Financial Corp.1 .......      55,120
    22,090  OfficeMax, Inc.1 .............      99,405
     2,600  Offshore Logistics, Inc.1 ....      46,176
    11,242  Ohio Casualty Corp. ..........     180,434
       500  Old Second Bancorp, Inc.1 ....      19,710
     7,690  Olin Corp. ...................     124,117
       900  Omega Financial Corp. ........      28,935
     5,000  Omnova Solutions, Inc. .......      34,000
     4,400  On Assignment, Inc.1 .........     101,068
       900  On Command Corp.1 ............       2,745
    10,000  ON Semiconductor Corp.1 ......      20,700
     1,500  Oneida Ltd. ..................      19,425
    10,180  ONEOK, Inc. ..................     181,611
     4,500  Onyx Pharmaceuticals, Inc.1 ..      23,040
     5,842  ONYX Software Corp.1 .........      22,784
    19,100  Oplink Communications, Inc. ..      36,003
     2,000  OPNET Technologies, Inc.1 ....      28,820
       600  Optical Cable Corp.1 .........         978
     3,300  Optical Communication
              Products, Inc.1 ............      13,002
     2,100  Option Care, Inc.1 ...........      41,055
     5,600  Orasure Technologies, Inc.1 ..      68,040
     8,460  Orbital Sciences Corp.1 ......      34,940
     8,100  Orchid Biosciences, Inc.1 ....      44,550
     4,700  Oregon Steel Mills, Inc.1 ....      23,265
     4,093  Organogenesis, Inc.1 .........      19,646
     1,033  Oriental Financial Group .....      19,214




See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                            VALUE

     2,100  Osca, Inc.1 .................. $    43,785
     2,108  Oshkosh B'Gosh, Inc.--Class A       88,410
     3,425  Oshkosh Truck Corp. ..........     166,969
     2,500  Osmonics, Inc.1 ..............      35,050
     3,800  OTG Software, Inc.1 ..........      38,000
     3,600  Otter Tail Power Co. .........     104,904
     5,700  Overseas Shipholding
              Group, Inc. ................     128,250
     3,400  Overture Services Inc.1 ......     120,462
     5,600  Owens & Minor, Inc.,
              Holding Co. ................     103,600
    28,200  Owens-Illinois, Inc.1 ........     281,718
       300  Oxford Industries, Inc. ......       7,080
     1,636  P.F. Chang's China Bistro,
              Inc.1 ......................      77,383
     5,000  Pacific Capital Bancorp ......     138,950
     2,600  Pacific Gulf Properties, Inc.
              Litigation Rights ..........          --
     1,500  Pacific Northwest Bancorp ....      30,690
     4,637  Pacific Sunwear of
              California, Inc.1 ..........      94,688
     4,800  PacifiCare Health Systems,
              Inc.1 ......................      76,800
     4,700  Packeteer Inc.1 ..............      34,639
     2,250  Palm Harbor Homes, Inc. ......      53,887
     5,240  Pan Pacific Retail Properties      150,493
     1,400  Panera Bread Co.--Class A1 ...      72,856
     3,106  Papa John's International,
              Inc.1 ......................      85,353
     3,700  Paradigm Genetics, Inc.1 .....      21,090
     5,060  PAREXEL International Corp.1 .      72,611
     2,687  Park Electrochemical Corp. ...      70,937
     2,025  Park National Corp. ..........     187,819
    11,100  Parker Drilling Co.1 .........      40,959
     1,960  ParkerVision, Inc.1 ..........      41,160
     1,000  Parkway Properties, Inc. .....      33,200
     6,300  Pathmark Stores, Inc.1 .......     155,358
     3,309  Patina Oil & Gas Corp. .......      90,997
     5,150  Paxar Corp.1 .................      73,130
     5,500  Paxson Communications Corp.1 .      57,475
       750  PC Connection, Inc.1 .........      11,122
     3,400  PC-Tel, Inc.1 ................      33,014
     1,100  PDI, Inc.1 ...................      24,552
       300  PEC Solutions, Inc. ..........      11,283
     2,900  Peco II, Inc.1 ...............      17,284
     3,400  Pediatrix Medical Group, Inc.1     115,328
     7,100  Pegasus Communications Corp.1       73,911
     4,904  Pegasus Systems, Inc.1 .......      69,637
     4,300  Pemstar, Inc.1 ...............      51,600
     1,174  Penn Engineering &
              Manufacturing Corp. ........      19,664
     2,100  Penn National Gaming, Inc.1 ..      63,714
     2,000  Penn Virginia Corp. ..........      68,200
     2,900  Pennsylvania Real Estate
              Investment Trust ...........      67,280
    14,800  Pennzoil-Quaker State Co. ....     213,860
     5,660  Penton Media, Inc. ...........      35,432
     2,900  Penwest Pharmaceuticals Co.1 .      58,145
     7,250  Peoples Energy Corp. .........     274,992

    SHARES  SECURITY                            VALUE

       500  Peoples Holding Co. .......... $    18,500
     7,600  Pep Boys-Manny, Moe, & Jack ..     130,340
     4,733  Per-Se Technologies, Inc.1 ...      50,880
    21,900  Peregrine Pharmaceuticals1 ...      75,117
     7,500  Performance Food Group, Inc.1      263,775
     1,000  Performance Technologies,
              Inc.1 ......................      13,320
     4,700  Pericom Semiconductor Corp.1 .      68,150
    11,646  Perot Systems Corp.--Class A1      237,811
    12,198  Perrigo Co.1 .................     144,180
     6,500  PetroQuest Energy, Inc.1 .....      34,580
    19,300  PETsMART, Inc.1 ..............     189,912
     2,600  PFF Bancorp, Inc. ............      71,760
     3,000  Pharmaceutical Resources, Inc.     101,400
     4,800  Pharmacopeia, Inc.1 ..........      66,672
     2,800  Pharmacyclics, Inc.1 .........      27,832
    10,500  Pharmos Corp.1 ...............      24,675
     2,500  Philadelphia Consolidated
              Holding Corp.1 .............      94,275
    10,500  Philadelphia Suburban Corp. ..     236,775
     4,600  Phillips-Van Heusen Corp. ....      50,140
     5,268  Phoenix Technologies, Ltd.1 ..      61,320
     2,141  Photon Dynamics, Inc.1 .......      97,737
     4,368  Photronics, Inc.1 ............     136,937
     1,200  PICO Holdings, Inc.1 .........      15,000
     6,400  Piedmont Natural Gas Co., Inc.     229,120
    16,200  Pier 1 Imports, Inc. .........     280,908
     1,600  Pilgrims Pride Corp. .........      21,680
     3,000  Pinnacle Entertainment, Inc.1       18,090
     8,600  Pinnacle Holdings, Inc.1 .....       2,924
    11,712  Pinnacle Systems, Inc.1 ......      92,993
     6,068  Pioneer Standard Electronics,
              Inc. .......................      77,064
     1,000  Pitt-Des Moines, Inc. ........      31,000
     8,992  Pittson Brink's Group ........     198,723
     3,600  Pixelworks, Inc.1 ............      57,816
     4,400  Plains Resources, Inc.1 ......     108,284
     2,400  Planar Systems, Inc.1 ........      50,640
     5,600  Plantronics, Inc.1 ...........     143,584
     3,166  PLATO Learning, Inc.1 ........      52,587
     2,660  Playboy Enterprises, Inc.
              --Class B1 .................      44,927
     3,200  Playtex Products, Inc.1 ......      31,200
     7,224  Plexus Corp.1 ................     191,869
     3,725  PLX Technology, Inc.1 ........      46,972
     1,900  PMA Capital Corp.--Class A ...      36,670
     6,213  PNM Resources, Inc. ..........     173,653
     4,312  Polaris Industries, Inc. .....     249,018
       800  Polymedica Corp. .............      13,280
    12,262  Polyone Corp. ................     120,168
     1,600  Pomeroy Computer Resources,
              Inc.1 ......................      21,600
     1,976  Pope & Talbot, Inc. ..........      28,158
     1,900  Port Financial Corp. .........      49,533
    16,300  Portal Software, Inc.1 .......      33,904
     3,700  Possis Medical, Inc.1 ........      64,454
     6,100  Post Properties, Inc. ........     216,611


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       19

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


    SHARES  SECURITY                            VALUE

     5,868  Potlatch Corp. ............... $   172,050
     1,800  Powell Industries, Inc.1 .....      33,786
     4,700  Power Integrations, Inc.1 ....     107,348
    10,400  Powerwave Technologies, Inc.1      179,712
     2,400  Pozen, Inc.1 .................      12,600
     8,800  Praecis Pharmaceuticals, Inc.1      51,216
     2,400  Pre Paid Legal Services, Inc.1      52,560
     4,600  Prentiss Properties Trust ....     126,270
     5,000  Presidential Life Corp. ......     102,800
     6,500  Presstek, Inc.1 ..............      59,605
     4,000  PRI Automation, Inc.1 ........      81,800
     9,108  Price Communications Corp.1 ..     173,872
    18,000  Priceline.com, Inc.1 .........     104,760
       300  Pricesmart, Inc.1 ............      10,500
     2,722  Prima Energy Corp.1 ..........      59,203
     3,500  Prime Group Realty Trust, REIT      32,305
     9,700  Prime Hospitality Corp.1 .....     107,185
     1,400  Private Media Group, Inc.1 ...      13,720
       100  Prize Energy Corp.1 ..........       2,312
     3,193  Proassurance Corp.1                 56,133
     3,350  ProBusiness Services, Inc.1 ..      62,980
     2,000  Procurenet1 ..................          --
     8,097  Profit Recovery Group
              International1 .............      65,991
     1,500  Progenics Pharmaceuticals,
              Inc.1 ......................      27,705
     6,094  Progress Software Corp.1 .....     105,304
     3,141  Promistar Financial Corp. ....      76,797
     3,000  Proquest Co.1 ................     101,730
       800  Prosperity Bancshares, Inc. ..      21,592
     6,900  Proton Energy Systems, Inc.1 .      56,925
     5,663  Provident Bankshares Corp. ...     137,611
     5,218  Province Healthcare Co.1 .....     161,027
     5,200  Proxim, Inc.1 ................      51,584
     2,200  PS Business Parks, Inc. ......      69,300
    11,763  PSS World Medical, Inc.1 .....      95,986
     1,800  Pulitzer, Inc. ...............      91,800
     4,700  Puma Technology, Inc.1 .......      12,126
     2,946  Pure Resources, Inc.1 ........      59,215
     3,280  QRS Corp.1 ...................      46,248
       400  Quaker Chemical Corp. ........       8,240
     1,200  Quaker City Bancorp, Inc. ....      35,820
     2,900  Quaker Fabric Corp.1 .........      24,099
     1,800  Quanex Corp. .................      50,940
     1,800  Quicksilver Resources, Inc.1 .      34,290
     3,250  Quicksilver, Inc.1 ...........      55,900
     2,300  Quixote Corp. ................      43,700
     2,400  R&G Financial Corp.--Class B .      41,136
     4,700  R.H. Donnelley Corp.1 ........     136,535
     3,524  Radiant Systems, Inc.1 .......      40,526
     3,474  RadiSys Corp.1 ...............      68,299
     5,000  RailAmerica, Inc.1 ...........      72,300
     5,956  Rainbow Technologies, Inc.1 ..      44,074
     4,660  Ralcorp Holdings, Inc.1 ......     105,782
    14,000  Rambus, Inc.1 ................     111,860

    SHARES  SECURITY                            VALUE

    10,900  Range Resources Corp.1 ....... $    49,595
     3,250  RARE Hospitality
              International, Inc.1 .......      73,255
     6,903  Raymond James Financial, Inc.      245,195
     5,468  Rayonier, Inc. ...............     275,970
     4,500  Rayovac Corp.1 ...............      79,200
     8,800  RCN Corp.1 ...................      25,784
    20,500  Read-Rite Corp.1 .............     135,505
     6,700  Realty Income Corp. ..........     196,980
     5,990  Reckson Associates Realty
              Corp. ......................     139,926
     2,300  Recoton Corp.1 ...............      31,280
     4,300  Red Hat, Inc.1 ...............      30,530
     2,400  Redwood Trust, Inc.1 .........      58,152
     2,600  Regal-Beloit Corp. ...........      56,680
     4,800  Regency Centers Corp. ........     133,200
     2,800  Regeneration Technologies,
              Inc.1 ......................      28,532
     5,100  Regeneron Pharmaceuticals,
              Inc.1 ......................     143,616
     2,300  Regent Communications, Inc.1 .      15,525
     7,325  Regis Corp. ..................     188,838
     4,300  Register.com, Inc.1 ..........      49,450
     2,400  RehabCare Group, Inc.1 .......      71,040
     4,750  Reliance Steel & Aluminum Co.      124,687
     9,248  Remec, Inc.1 .................      92,388
     3,800  Remington Oil & Gas Corp.1 ...      65,740
     1,700  Renaissance Learning, Inc.1 ..      51,799
     9,246  Renal Care Group, Inc.1 ......     296,797
     1,006  Rent-A-Center, Inc.1 .........      33,771
     4,661  Rent-Way, Inc.1 ..............      27,919
    10,493  Republic Bancorp, Inc. .......     145,328
     1,700  Republic Bancshares, Inc.1 ...      22,100
     2,141  Research Frontiers, Inc. .....      35,883
     3,200  Resource America, Inc.
              --Class A ..................      29,888
     1,700  Resources Connection, Inc.1 ..      44,761
     3,300  ResourtQuest International,
              Inc.1 ......................      15,708
     5,137  Respironics, Inc.1 ...........     177,946
       500  Revlon1 ......................       3,330
     6,200  RFS Hotel Investors, Inc. ....      70,556
     5,600  RGS Energy Group, Inc. .......     210,560
     3,900  Ribozyme Pharmaceuticals,
              Inc.1 ......................      17,823
     1,800  Richardson Electronics, Ltd. .      21,780
     3,300  Rigel Pharmaceuticals, Inc.1 .      15,345
     3,174  Riggs National Corp. .........      44,341
     2,400  Right Management Consultants,
              Inc.1 ......................      41,520
       900  Rightchoice Managed Care,
              Inc.1 ......................      62,991
       900  Riviana Foods, Inc. ..........      15,975
     1,650  RLI Corp. ....................      74,250
     2,600  Roadway Express, Inc. ........      95,420
     1,000  Roanoke Electric Steel Corp. .      13,800
       900  Robbins & Myers, Inc. ........      21,069
     1,683  Robert Mondavi Corp.--Class A1      63,954
     1,200  Rock-Tenn Co.--Class A .......      17,280
     2,700  Rogers Corp.1 ................      81,810
     5,200  Rohn Industries, Inc. ........      10,712
     1,900  Rollins, Inc. ................      38,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                            VALUE

     5,660  Roper Industries, Inc. ....... $   280,170
     3,600  Roxio, Inc.1 .................      59,580
     1,700  RPC, Inc. ....................      30,005
    19,362  RPM, Inc. ....................     279,975
     2,300  RTI International Metals,
              Inc.1 ......................      22,885
    10,600  Ruby Tuesday, Inc. ...........     218,678
     5,400  Ruddick Corp. ................      86,346
     1,500  Rudolph Technologies, Inc.1 ..      51,480
     1,648  Rural Cellular Corp.1 ........      36,668
     1,100  Russ Berrie & Co., Inc. ......      33,000
     3,900  Russell Corp. ................      58,539
     6,400  Ryan's Family Steakhouses,
              Inc.1 ......................     138,560
     8,798  Ryder System, Inc. ...........     194,876
     2,988  Ryerson Tull, Inc.--Class A ..      32,868
     2,168  Ryland Group, Inc. ...........     158,698
     3,260  S&T Bancorp, Inc. ............      79,153
       400  S.Y. Bancorp, Inc. ...........      13,320
    11,200  S1 Corp.1 ....................     181,216
     5,800  Saba Software, Inc.1 .........      30,276
    22,900  Safeguard Scientifics, Inc.1 .      80,150
     1,000  SAGA Communications, Inc.--
              Class A1 ...................      20,700
     2,000  Sage, Inc.1 ..................      74,140
     2,218  Salem Communications Corp.1 ..      51,014
     1,882  Salton, Inc.1 ................      35,532
     1,528  Sanchez Computer Associates,
              Inc.1 ......................      13,064
     3,300  Sandy Spring Bancorp, Inc. ...     105,138
     2,500  Sangamo BioSciences, Inc.1 ...      23,350
     3,161  SangStat Medical Corp.1 ......      62,082
       800  Santander BanCorp ............      15,528
    13,500  Sapient Corp.1 ...............     104,220
     3,041  SatCon Technology Corp.1 .....      15,813
     1,900  Sauer, Inc. ..................      15,200
     1,000  Saul Centers, Inc. ...........      21,350
     6,776  SBA Communications Corp.1 ....      88,224
     3,308  SBS Technologies, Inc.1 ......      48,198
     1,300  ScanSource, Inc.1 ............      61,880
     5,466  Scholastic Corp.1 ............     275,104
     3,400  School Specialty, Inc.1 ......      77,792
     6,300  Schuler Homes, Inc.--Class A1      125,055
     6,600  Schulman, Inc. ...............      90,090
     1,800  Schweitzer-Mauduit
              International, Inc. ........      42,750
     6,598  SciClone Pharmaceuticals,
              Inc.1 ......................      19,794
     4,100  Scientific Games Corp.
              --Class A1 .................      35,875
     7,800  Scios, Inc.1 .................     185,406
     3,061  SCM Microsystems, Inc.1 ......      44,813
     3,225  Scotts Co.--Class A1 .........     153,510
     4,075  SCP Pool Corp.1 ..............     111,859
       912  SCPIE Holdings, Inc. .........      26,676
     2,800  SeaChange International, Inc.1      95,536
     1,100  Seacoast Banking Corp. of
              Florida ....................      51,040
     5,500  Seacoast Financial Services
              Corp. ......................      94,325
     2,650  Seacor SMIT, Inc.1 ...........     122,960

    SHARES  SECURITY                            VALUE

       700  Second Bancorp, Inc. ......... $    15,127
     4,837  Secure Computing Corp.1 ......      99,400
     6,000  Seebeyond Technology Corp ....      58,200
     3,000  Seitel, Inc.1 ................      40,800
     2,500  Select Medical, Corp. ........      40,200
     2,900  Selectica, Inc.1 .............      17,545
     4,400  Selective Insurance Group,
              Inc. .......................      95,612
     1,705  SEMCO Energy, Inc. ...........      18,329
     2,500  Semitool Inc.1                      28,700
     6,200  Senior Housing Properties
              Trust ......................      86,242
     9,733  Sensient Technologies ........     202,544
       800  Sequa Corp.--Class A1 ........      38,016
     4,400  Sequenom, Inc.1 ..............      46,948
     2,526  SERENA Software, Inc.1 .......      54,915
     3,900  Serologicals Corp.1 ..........      83,850
     6,090  ShopKo Stores, Inc.1 .........      57,855
     4,000  Shuffle Master, Inc.1 ........      62,680
     5,200  Shurgard Storage Centers, Inc.--
              Class A ....................     166,400
     5,100  Sierra Health Services, Inc.1       41,310
    17,820  Sierra Pacific Resources .....     268,191
     2,400  Silgan Holdings, Inc.1 .......      62,784
    32,500  Silicon Graphics, Inc.1 ......      68,250
    12,000  Silicon Image, Inc.1 .........      45,120
     1,500  Silicon Laboratories, Inc.1 ..      50,565
    13,200  Silicon Storage Technology,
              Inc.1 ......................     127,248
     8,266  Silicon Valley Bancshares1 ...     220,950
     1,600  Simmons First National Corp.--
              Class A ....................      51,440
     1,000  Simplex Solutions, Inc.1 .....      16,550
     1,400  Simpson Manufacturing Co.,
              Inc.1 ......................      80,220
     6,018  Sinclair Broadcast Group,
              Inc.1 ......................      56,930
     5,506  SIPEX Corp.1 .................      70,752
     3,000  Sirenza Microdevices, Inc.1 ..      18,270
     8,361  Sirius Satellite Radio, Inc.1       97,238
     5,900  SITEL Corp.1 .................      14,160
       200  SJW Corp. ....................      17,058
     3,189  Skechers USA, Inc.--Class A1 .      46,623
     1,300  SkillSoft Corp.1 .............      33,696
       800  Skyline Corp. ................      25,800
     4,520  SL Green Realty Corp. ........     138,809
     2,105  SLI, Inc.1 ...................       5,494
       800  Smart & Final, Inc.1 .........       8,352
     3,900  Smucker (J.M.) Co.--Class A ..     137,982
     4,500  Sola International, Inc.1 ....      87,300
     7,063  Somera Communications, Inc.1 .      53,326
     3,635  Sonic Automotive, Inc.1 ......      85,204
     4,310  Sonic Corp.1 .................     155,160
    19,200  Sonicblue, Inc. ..............      77,568
     7,100  SonicWALL, Inc.1 .............     138,024
     2,128  SonoSite, Inc.1 ..............      54,668
     3,800  Sorrento Networks Corp.1 .....      13,642
     4,483  Sotheby's Holding, Inc.--
              Class A ....................      74,463

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                            VALUE

    11,345  SoundView Technology Group,
              Inc.1 ...................... $    26,434
     8,922  South Financial Group, Inc. ..     158,366
     1,300  South Jersey Industries, Inc.       42,380
     2,560  Southern Peru Copper Corp. ...      30,592
     5,135  Southern Union Co.1 ..........      96,855
     5,400  Southwest Bancorp of Texas1 ..     163,458
     5,612  Southwest Gas Corp. ..........     125,428
     4,700  Southwestern Energy Co. ......      48,880
     2,700  Sovran Self Storage, Inc. ....      84,105
     8,198  Spanish Broadcasting System,
              Inc.1 ......................      81,078
     4,000  Spartan Stores, Inc.1 ........      47,840
     1,700  Spartech Corp. ...............      34,935
     1,000  Specialty Laboratories, Inc.1       27,490
     3,100  Spectralink Corp.1 ...........      53,103
    14,800  Spectrasite Holdings, Inc.1 ..      53,132
     2,900  Spectrian Corp.1 .............      31,987
     1,400  Spectrum Control, Inc.1 ......       7,350
     5,100  SpeechWorks International,
              Inc.1 ......................      57,375
     3,054  Speedway Motorsports, Inc.1 ..      77,205
    10,543  Spherion Corp.1 ..............     102,900
     3,447  Spiegel--Class A .............      15,684
     3,080  Spinnaker Exploration Co.1 ...     126,773
     3,200  Sports Resorts International,
              Inc.1 ......................      24,672
     2,200  SPS Technologies, Inc.1 ......      76,824
     2,400  SPSS, Inc.1 ..................      42,600
     1,000  SRI / Surgical Express Inc.1 .      16,000
       400  St. Francis Capital Corp. ....       9,252
     5,900  St. Mary Land & Exploration Co.    125,021
     8,800  Stamps.com, Inc.1 ............      31,504
     5,223  StanCorp Financial Group, Inc.     246,787
     2,200  Standard Commercial Corp. ....      36,300
     2,861  Standard Microsystems Corp.1 .      44,403
     1,300  Standard Register Co. ........      24,089
     3,900  Standard-Pacific Corp. .......      94,848
     1,200  Standex International Corp. ..      26,100
     1,100  Stanley Furniture Co., Inc. 1       26,147
    12,220  StarBase Corp.1 ..............       8,310
     4,111  StarMedia Network, Inc.1 .....       1,562
       925  StarTek, Inc.1 ...............      17,529
     1,200  State Auto Financial Corp. ...      19,488
    10,700  Staten Island Bancorp, Inc. ..     174,517
     7,373  Station Casinos, Inc.1 .......      82,504
     2,275  Steak n Shake Co. 1 ..........      25,116
     5,930  Steel Dynamics, Inc.1 ........      68,847
     5,196  Stein Mart, Inc.1 ............      43,439
     3,100  Stellent Inc.1 ...............      91,636
       500  Stephan Chemical Co. .........      12,140
     2,619  Stericycle, Inc.1 ............     159,445
    11,268  STERIS Corp.1 ................     205,866
     1,980  Sterling Bancorp .............      57,816
     7,925  Sterling Bancshares, Inc. ....      99,221
     1,200  Sterling Financial Corp. .....      29,232
     5,600  Stewart & Stevenson Services,
              Inc. .......................     105,336

    SHARES  SECURITY                            VALUE

    19,600  Stewart Enterprises, Inc.--
              Class A .................... $   117,404
     2,800  Stewart Information Services
              Corp. ......................      55,300
     6,625  Stillwater Mining Co.1 .......     122,562
     3,479  Stone Energy Corp.1 ..........     137,421
     1,100  Stoneridge, Inc.1 ............      10,010
     2,700  Storage USA, Inc. ............     113,670
    11,245  Stratos Lightwave, Inc.1 .....      69,157
     1,460  Strayer Education, Inc. ......      71,131
     5,400  Stride Rite Corp. ............      35,370
       700  Student Loan Corp. ...........      56,420
     4,900  Sturm Ruger & Co., Inc. ......      58,702
       600  Suffolk Bancorp ..............      32,736
     5,600  Summit Properties, Inc. ......     140,112
     3,000  Sun Communities, Inc. ........     111,750
     2,725  Sunrise Assisted Living, Inc.1      79,325
     3,683  SuperGen, Inc.1 ..............      52,741
     8,001  Superior Energy Services, Inc.1     69,209
     3,300  Superior Industries
              International, Inc. ........     132,825
     1,848  Supertex, Inc.1 ..............      32,358
     6,300  Support.com, Inc.1 ...........      39,501
     2,300  SureBeam Corp.--Class A1 .....      24,081
     2,700  SurModics, Inc.1 .............      98,442
     8,300  Susquehanna Bancshares, Inc. .     173,055
     3,520  Swift Energy Co.1 ............      71,104
    11,215  Swift Transportation Co., Inc.1    241,235
     2,911  SWS Group, Inc. ..............      74,085
     6,100  Sybron Dental Specialties, Inc.1   131,638
     4,700  Sykes Enterprises, Inc.1 .....      43,898
     5,000  Sylvan Learning Systems, Inc.1     110,350
     5,433  SymmetriCom, Inc.1 ...........      41,345
     4,170  Symyx Technologies1 ..........      88,571
     3,922  Syncor International Corp.1 ..     112,326
     2,800  Synplicity, Inc.1 ............      37,772
       500  Syntel, Inc.1 ................       6,465
     4,800  Syntroleum Corp.1 ............      34,080
     5,919  Systems & Computer
              Technology Corp.1 ..........      61,202
     6,200  Take-Two Interactive Software,
              Inc.1 ......................     100,254
     2,550  TALX Corp. ...................      63,699
     2,000  Tanger Factory Outlet Centers,
              Inc. .......................      41,700
     3,800  Tanox, Inc.1 .................      70,310
     4,018  Targeted Genetics Corp.1 .....      10,889
     7,000  Taubman Centers, Inc. ........     103,950
     4,000  TBC Corp.1 ...................      53,560
     7,800  Techne Corp. 1 ...............     287,430
     5,000  Technitrol, Inc. .............     138,100
     3,241  Tecumseh Products Co.--Class A     164,092
       600  Tejon Ranch Co.1 .............      14,346
     5,022  Teledyne Technologies, Inc.1 .      81,808
     7,500  TeleTech Holdings, Inc.1 .....     107,475
     4,500  Telik, Inc.1 .................      60,750
     1,100  Tennant Co. ..................      40,810

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                            VALUE

    10,600  Terayon Communication
              Systems, Inc.1 ............. $    87,673
     5,468  Terex Corp.1 .................      95,909
    11,582  Terremark Worldwide, Inc.1 ...       6,602
     5,655  Tersoro Petroleum Corp.1 .....      74,137
     8,416  TETRA Tech, Inc.1 ............     167,563
     1,700  TETRA Technologies, Inc.1 ....      35,615
     6,346  Texas Biotechnology Corp.1 ...      41,249
     3,547  Texas Industries, Inc. .......     130,884
     2,860  Texas Regional Bancshares, Inc.--
              Class A ....................     108,251
     5,300  Theragenics Corp.1 ...........      52,258
     3,500  Therma-Wave Inc.1 ............      52,220
    10,000  Thomas & Betts Corp. .........     211,500
     2,000  Thomas Industries, Inc. ......      50,000
       800  Thor Industries, Inc. ........      29,640
     6,260  Thoratec Laboratories Corp.1 .     106,420
     4,600  Thornburg Mortgage, Inc. .....      90,620
     4,265  THQ, Inc.1 ...................     206,725
     3,300  Three-Five Systems, Inc.1 ....      52,503
    10,375  Timken Co. ...................     167,868
    10,700  Titan Corp.1 .................     266,965
     3,483  Titan Pharmaceuticals, Inc.1 .      34,168
     5,600  Titanium Metals Corp.1 .......      22,344
     4,900  TiVo, Inc.1 ..................      32,095
     3,677  Toll Brothers, Inc.1 .........     161,420
     2,200  Tollgrade Communications, Inc.1     73,370
       500  Tompkins Trustco, Inc. .......      20,125
     5,144  Too, Inc.1 ...................     141,460
     7,996  Topps Co., Inc.1 .............      97,151
     2,700  Toro Co. .....................     121,500
     6,290  Tower Automotive, Inc.1 ......      56,799
     1,600  Town & Country Trust .........      33,440
     4,500  Trammel Crow Co.1 ............      52,650
     5,909  Trans World Entertainment Corp.1    44,908
     7,506  Transaction Systems
              Architecture, Inc.--Class A1      92,024
     2,700  Transgenomic, Inc.1 ..........      29,700
     3,945  Transkaryotic Therapies, Inc.1     168,846
     2,400  TransMontaigne Oil Co.1 ......      13,080
    14,700  TranSwitch Corp.1 ............      66,150
     1,300  TRC Cos., Inc.1 ..............      65,000
     2,855  Tredegar Industries, Inc. ....      54,245
       900  Trendwest Resorts, Inc.1 .....      22,788
     1,800  Trex Company, Inc.1 ..........      34,182
     1,800  Triad Guaranty, Inc.1 ........      65,286
     6,000  Triangle Pharmaceuticals, Inc.1     24,060
     2,500  Triarc Cos., Inc.1 ...........      60,750
     4,331  Trico Marine Services, Inc.1 .      32,699
     2,900  Trikon Technologies, Inc.1 ...      34,075
     5,406  Trimble Navigation Ltd.1 .....      87,631
     3,402  Trimeris, Inc.1 ..............     152,988
     7,012  Trinity Industries, Inc. .....     190,516

    SHARES  SECURITY                            VALUE

     5,600  Tripath Imaging, Inc.1 ....... $    42,168
     3,200  Tripath Technology, Inc.1 ....       5,472
    23,078  TriQuint Semiconductor, Inc.1      282,936
     2,700  Triumph Group, Inc.1 .........      87,750
     4,900  TriZetto Group, Inc.1 ........      64,288
     1,500  Troy Financial Corp. .........      37,200
     2,600  Trust Co. of New Jersey ......      65,520
    14,683  Trustco Bank Corp. ...........     184,565
     1,100  TTM Technologies, Inc.1 ......      11,132
     2,100  Tuesday Morning Corp.1 .......      37,989
     4,000  Tularik, Inc.1 ...............      96,080
    10,190  Tupperware Corp. .............     196,158
     7,600  Turnstone Systems, Inc.1 .....      30,172
     3,766  Tweeter Home Entertainment
              Group, Inc.1 ...............     109,214
    15,914  U.S. Industries, Inc. ........      40,740
    19,034  U.S. Oncology, Inc.1 .........     143,516
     1,700  U.S. Physical Therapy, Inc.1 .      27,472
     1,600  U.S. Restaurant Properties, Inc.    23,328
       925  U.S.B. Holding Co., Inc. .....      15,586
    10,900  Ubiquitel, Inc.1 .............      81,205
    10,998  UCAR International, Inc.1 ....     117,679
     4,218  UCBH Holdings, Inc. ..........     119,960
     5,713  UGI Corp. ....................     172,533
     7,100  UICI1 ........................      95,850
     2,400  UIL Holdings Corp. ...........     123,120
     2,400  Ulticom, Inc.1 ...............      24,144
     2,000  Ultimate Electronics, Inc.1 ..      60,000
     3,528  Ultratech Stepper, Inc.1 .....      58,283
     3,492  UMB Financial Corp. ..........     139,692
     3,500  Umpqua Holdings Corp. ........      47,250
       700  UNB Corp. ....................      12,985
     8,782  Unifi, Inc.1 .................      63,670
       700  UniFirst Corp. ...............      15,785
     3,000  Uniroyal Technology Corp.1 ...       9,600
     6,300  Unisource Energy Corp.1 ......     114,597
     5,370  Unit Corp.1 ..................      69,273
     1,500  United Auto Group, Inc.1 .....      38,715
     8,027  United Bankshares, Inc. ......     231,659
     3,342  United Community Financial Corp.    24,062
    18,804  United Dominion Realty Trust,
              Inc. .......................     270,778
       600  United Fire & Casualty Co. ...      17,178
     3,100  United Industrial Corp. ......      51,925
     2,893  United National Bancorp ......      69,461
     2,300  United Natural Foods, Inc.1 ..      57,500
     6,451  United Stationers, Inc.1 .....     217,076
     3,728  United Therapeutics Corp.1 ...      38,808
    16,000  UnitedGlobalCom, Inc.--Class A1     80,000
     8,800  Universal Access Global
              Holdings, Inc.1 ............      41,272
     9,700  Universal American Financial
              Corp.1 .....................      65,863
     1,900  Universal Compression Holdings,
              Inc.1 ......................      56,031
     4,768  Universal Corp. ..............     173,603

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



    SHARES  SECURITY                            VALUE

     3,215  Universal Display Corp.1 ..... $    29,257
     3,041  Universal Electronics, Inc.1 .      52,336
     2,400  Universal Forest Products, Inc.     50,232
     2,500  Universal Health Realty Income
              Trust ......................      58,750
     9,700  UNOVA, Inc.1 .................      56,260
     1,700  Urban Outfitters, Inc.1 ......      41,004
     2,800  Urologix, Inc.1 ..............      56,140
     2,800  URS Corp.1 ...................      76,748
     6,000  US Unwired, Inc.--Class A 1 ..      61,080
    12,233  USEC, Inc. ...................      87,588
     4,351  USFreightways Corp. ..........     136,621
     7,900  USG Corp.1 ...................      45,188
     8,400  VA Linux Systems, Inc.1 ......      20,580
     1,800  Vail Resorts, Inc.1 ..........      31,914
     5,383  Valence Technology, Inc.1 ....      18,141
     3,270  Valentis, Inc.(a) ............      10,137
     1,500  Valmont Industries, Inc. .....      21,690
     1,300  Value City Department Stores,
              Inc.1 ......................       6,110
       400  Value Line, Inc. .............      19,392
     4,900  ValueVision International,
              Inc.1 ......................      95,991
     3,500  Vans, Inc.1 ..................      44,590
     5,506  Varian Semiconductor Equipment
              Associates, Inc.1 ..........     190,453
     5,428  Varian, Inc.1 ................     176,084
    11,700  Vasomedical, Inc.1 ...........      43,290
     3,800  Vastera, Inc.1 ...............      63,118
     2,300  VaxGen, Inc.1 ................      26,680
     3,495  Vector Group Ltd. ............     114,811
     4,900  Veeco Instruments, Inc.1 .....     176,645
     2,596  Ventana Medical Systems,
              Inc.1 ......................      58,722
     9,100  Ventas, Inc. .................     104,650
     5,400  Ventiv Health, Inc.1 .........      19,764
     4,900  Veritas DGC, Inc.1 ...........      90,650
     5,517  Verity, Inc.1 ................     111,719
     2,700  Versicor, Inc.1 ..............      54,945
    14,800  VerticalNet, Inc.1 ...........      20,720
     7,700  Vesta Insurance Group, Inc. ..      61,600
     1,500  VI Technologies, Inc.1 .......      10,425
     5,523  Vialta Inc.--Class A1 ........       6,849
     3,100  ViaSat, Inc.1 ................      48,360
    11,300  Viasystems Group, Inc.1 ......       7,119
     2,761  Vical, Inc.1 .................      33,795
     4,474  Vicor Corp.1 .................      72,479
     7,900  Vidamed, Inc.1 ...............      61,778
     8,400  Viewpoint Corp.1 .............      57,204
     7,790  Vintage Petroleum, Inc. ......     112,566
     4,900  Vion Pharmaceuticals, Inc.1 ..      21,609
     2,300  Virage Logic Corp.1 ..........      44,229
     3,600  ViroPharma, Inc.1 ............      82,620
     7,161  Visual Networks, Inc.1 .......      33,084
     8,000  VISX, Inc.1 ..................     106,000
     1,400  Vital Signs, Inc. ............      48,860

    SHARES  SECURITY                            VALUE

    13,000  Vitria Technology, Inc.1 ..... $    83,070
       900  Volt Information Sciences,
              Inc.1 ......................      15,390
     5,500  W Holding Co., Inc. ..........      89,100
     4,700  W-H Energy Services, Inc1 ....      89,535
     2,800  Wabash National Corp. ........      21,840
     5,771  Wabtec Corp. .................      70,983
     2,000  Wackenhut Corp.--Class A1 ....      49,600
     6,971  Wallace Computer Services, Inc.    132,379
     6,100  Walter Industries, Inc. ......      68,991
     7,100  Washington Real Estate
              Investment Trust ...........     176,719
     1,200  Washington Trust Bancorp, Inc.      22,800
     5,400  Waste Connections, Inc.1 .....     167,346
     3,800  WatchGuard Technologies, Inc.1      24,738
     2,053  Watsco, Inc.--Class A ........      29,153
     2,100  Watson Wyatt and Co. Holdings1      45,780
     1,680  Watts Industries, Inc.--Class A     25,200
     8,080  Wausau-Mosinee Paper Co. .....      97,768
     6,619  Wave Systems Corp.--Class A1 .      14,827
     7,600  Waypoint Financial Corp. .....     114,608
     3,500  WD-40 Co. ....................      93,275
     3,000  WebEx Communications, Inc.1 ..      74,550
     3,900  webMethods, Inc.1 ............      65,364
     2,900  Websense, Inc.1 ..............      93,003
     5,500  Weingarten Realty, Inc. ......     264,000
     3,700  Wellman, Inc. ................      57,313
     5,800  Werner Enterprises, Inc. .....     140,940
     3,500  WesBanco, Inc. ...............      73,955
     2,277  WESCO International, Inc.1 ...      11,271
     3,700  West Coast Bancorp ...........      51,504
     1,136  West Pharmaceutical Services, Inc.  30,218
     6,461  Westamerica Bankcorp. ........     255,662
     1,080  Westcorp, Inc. ...............      20,164
    32,500  Western Digital Corp.1 .......     203,775
     3,500  Western Gas Resources, Inc. ..     113,120
     7,700  Western Multiplex Corp.--
              Class A1 ...................      41,580
     6,322  WestPoint Stevens, Inc. ......      15,489
     4,460  Westport Resources Corp.1 ....      77,381
     2,200  Wet Seal, Inc.--Class A1 .....      51,810
     1,600  WFS Financial, Inc.1 .........      38,416
     9,490  WGL Holdings, Inc. ...........     275,874
     5,300  Whitney Holding Corp. ........     232,405
     4,189  Wild Oats Market, Inc.1 ......      41,597
     2,000  Wilson Greatbatch Technologies,
              Inc.1 ......................      72,200
     3,000  Wilsons the Leather Experts1 .      34,230
     2,547  Winnebago Industries .........      94,086
     2,000  Wintrust Financial Corp. .....      61,140
     5,400  Wireless Facilities, Inc.1 ...      36,342
     2,800  Witness Systems, Inc.1 .......      37,296
     3,000  WMS Industries, Inc.1 ........      60,000
       900  Wolverine Tube, Inc.1 ........      10,215
     6,500  Wolverine World Wide, Inc. ...      97,825

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


    SHARES  SECURITY                             VALUE

     2,267  Woodhead Industries, Inc. ....  $    36,000
     1,900  Woodward Governor Co. ........      110,675
     2,922  World Wrestling Federation
              Entertainment, Inc.1 .......       38,424
         1  Worldwide Exceed Group, Inc.1            --
    13,332  Worthington Industries, Inc. .      189,314
     6,100  WPS Resources Corp. ..........      222,955
     1,100  WSFS Financial Corp. .........       19,085
    26,600  Wyndham International, Inc.--
              Class A1 ...................       14,896
     1,700  X-Rite, Inc. .................       14,467
     3,300  Xanser Corp.1 ................        6,633
     4,700  Xicor, Inc. 1 ................       52,170
     2,200  XM Satellite Radio Holdings,
              Inc.1 ......................       40,392
    11,200  Xybernaut Corp.1 .............       26,656
     3,048  Yankee Candle Co., Inc.1 .....       69,068
     4,200  Yellow Corp.1 ................      105,420
     6,583  York International Corp. .....      251,010
     3,461  Young Broadcasting Corp.--
              Class A1 ...................       62,125
     5,589  Zale Corp.1                         234,067
     4,706  Zebra Technologies Corp.--
              Class A1 ...................      261,230
     1,000  Zenith National Insurance Corp..     27,940
     3,361  ZixIt Corp.1 .................       17,007
     1,900  Zoll Medical Corp.1 ..........       73,986
     6,656  Zomax, Inc.1 .................       53,181
     3,000  Zoran Corp.1 .................       97,920
     3,022  Zygo Corp.1 ..................       48,049
                                           ------------
TOTAL COMMON STOCKS
   (Cost $148,818,462) ...................  146,718,630
                                           ------------

    PRINCIPAL
    AMOUNT  SECURITY                            VALUE


            SHORT-TERM INSTRUMENTS--3.33%
            US TREASURY BILLS 3--3.33%
$1,832,000  1.71%, 1/3/02 ................ $  1,831,829
   520,000  2.05%, 1/17/022 ..............      519,595
 1,118,000  1.71%, 1/24/02 ...............    1,116,800
   242,000  1.72%, 1/31/02 ...............      241,672
 1,340,000  1.66%, 2/7/02 ................    1,337,749
                                           ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $5,047,573) .....................    5,047,645
                                           ------------
TOTAL INVESTMENTS
   (Cost $153,866,035) 4 ........  100.02% $151,766,275

LIABILITIES IN EXCESS
   OF OTHER ASSETS ..............   (0.02)      (24,227)
                                   ------  ------------
NET ASSETS ......................  100.00% $151,742,048
                                   ======  ============

--------------------------------------------------------------------------------
1 Non-income producing security for the year ended December 31, 2001.
2 Held as collateral for futures contracts.
3 Rates shown represent effective yield at time of purchase.
4 Aggregate cost for federal tax purposes is $157,961,482.
REIT--Real Estate Investment Trust


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES



                                                                                               December 31, 2001
ASSETS
   Investments at value (cost $153,866,035) ......................................................... $151,766,275
   Cash .............................................................................................       16,714
   Receivable for securities sold ...................................................................       38,730
   Receivable for capital shares sold ...............................................................      694,206
   Dividends and interest receivable ................................................................      173,948
   Deferred organizational costs and other assets ...................................................        3,698
                                                                                                      ------------
Total assets ........................................................................................  152,693,571
                                                                                                      ------------
LIABILITIES
   Payable for capital shares redeemed ..............................................................      799,686
   Variation margin payable for futures contracts ...................................................       55,282
   Due to advisor ...................................................................................        4,163
   Administration fee payable .......................................................................       37,839
   Custody fee payable ..............................................................................        9,455
   Accrued expenses and other .......................................................................       45,098
                                                                                                      ------------
Total liabilities ...................................................................................      951,523
                                                                                                      ------------
NET ASSETS .......................................................................................... $151,742,048
                                                                                                      ============
COMPOSITION OF NET ASSETS
   Paid-in capital .................................................................................. $156,713,784
   Undistributed net investment income ..............................................................    1,139,136
   Accumulated net realized loss on investment and futures transactions .............................   (4,004,900)
   Net unrealized depreciation of investments and futures contracts .................................   (2,105,972)
                                                                                                      ------------
NET ASSETS .......................................................................................... $151,742,048
                                                                                                      ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ...........................................................   14,143,210
                                                                                                      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ....................................................... $      10.73
                                                                                                      ============


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS


                                                                                              For the Year Ended
                                                                                               December 31, 2001
INVESTMENT INCOME
   Dividends (net of foreign tax withheld of $774) ..................................................  $ 1,661,017
   Interest .........................................................................................      138,596
                                                                                                       -----------
TOTAL INVESTMENT INCOME .............................................................................    1,799,613
                                                                                                       -----------
EXPENSES:
   Advisory fees ....................................................................................      413,463
   Administration and services fees .................................................................      153,572
   Custodian fees ...................................................................................       68,821
   Transfer agent fees ..............................................................................       34,925
   Professional fees ................................................................................       29,805
   Trustees fees ....................................................................................       21,644
   Printing and shareholder reports .................................................................       17,696
   Amortization of organizational costs .............................................................        4,168
   Registration fees ................................................................................        1,560
   Miscellaneous ....................................................................................        1,162
                                                                                                       -----------
Total expenses ......................................................................................      746,816
Less fee waivers and/or expenses reimbursements .....................................................     (215,221)
                                                                                                       -----------
Net expenses ........................................................................................      531,595
                                                                                                       -----------
NET INVESTMENT INCOME ...............................................................................    1,268,018
                                                                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized loss from:
     Investment transactions ........................................................................   (3,029,437)
     Futures transactions ...........................................................................     (554,237)
   Net change in unrealized appreciation/depreciation of investments and
     futures contracts ..............................................................................    6,060,847
                                                                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURE CONTRACTS ................................    2,477,173
                                                                                                       -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..........................................................  $ 3,745,191
                                                                                                       ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                                        2001                2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ....................................................... $  1,268,018       $    950,010
   Net realized gain (loss) from investment and
     futures transactions ......................................................   (3,583,674)         6,877,788
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts .........................................    6,060,847        (13,235,949)
                                                                                 ------------       ------------
Net increase (decrease) in net assets from operations ..........................    3,745,191         (5,408,151)
                                                                                 ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .......................................................     (869,012)                --
   Net realized gain on investment and futures transactions ....................   (6,995,814)          (539,652)
                                                                                 ------------       ------------
Total distributions ............................................................   (7,864,826)          (539,652)
                                                                                 ------------       ------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares ...............................................  143,500,725        104,234,435
   Dividend reinvestments ......................................................    7,864,834            539,652
   Cost of shares redeemed .....................................................  (99,598,469)       (50,290,970)
                                                                                 ------------       ------------
   Net increase in net assets from capital share transactions ..................   51,767,090         54,483,117
                                                                                 ------------       ------------
TOTAL INCREASE IN NET ASSETS ...................................................   47,647,455         48,535,314
                                                                                 ------------       ------------

NET ASSETS
   Beginning of year ...........................................................  104,094,593         55,559,279
                                                                                 ------------       ------------
   End of year (including undistributed net investment income
     of $1,139,136 and $870,674, respectively) ................................. $151,742,048       $104,094,593
                                                                                 ============       ============


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                     FOR THE PERIOD
                                                                                                   AUGUST 22, 19971
                                                                                                            THROUGH
                                                                 FOR THE YEARS ENDED DECEMBER 31,      DECEMBER 31,
                                                   2001          2000          1999          1998              1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .......................   $11.10        $11.61        $10.06        $10.51            $10.00
                                                 ------        ------        ------        ------            ------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
   Net investment income2 ....................     0.06          0.10          0.09          0.06              0.03
   Net realized and unrealized gain
     (loss) on investments and
     futures contracts .......................     0.16         (0.55)         1.92         (0.30)             0.48
                                                 ------        ------        ------        ------            ------
   Total from investment operations ..........     0.22         (0.45)         2.01         (0.24)             0.51
                                                 ------        ------        ------        ------            ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .....................    (0.06)           --         (0.12)        (0.05)               --
   Net realized gain from investment
     and futures transactions ................    (0.53)        (0.06)        (0.34)        (0.16)               --
                                                 ------        ------        ------        ------            ------
Total distributions ..........................    (0.59)        (0.06)        (0.46)        (0.21)               --
                                                 ------        ------        ------        ------            ------
NET ASSET VALUE, END OF PERIOD ...............   $10.73        $11.10        $11.61        $10.06            $10.51
                                                 ======        ======        ======        ======            ======
TOTAL INVESTMENT RETURN3 .....................     2.07%        (3.87)%       20.16%        (2.18)%            5.10%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .......................... $151,742      $104,095       $55,559       $36,744           $12,617
   Ratios to average net assets:
     Net investment income ...................     1.07%         1.13%         1.14%         1.18%             1.08%4
     Expenses after waivers and/or
        reimbursements .......................     0.45%         0.45%         0.45%         0.45%             0.45%4
     Expenses before waivers and/or
        reimbursements .......................     0.63%         0.69%         1.18%         1.58%             3.27%4
   Portfolio turnover rate ...................       44%           51%           68%           30%                8%

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Based on average shares method.
3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. During the periods presented, fees were waived by the advisor and/or administrator. If fees were not waived, the total return would have been lower.
4 Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Asset Management VIT Funds Trust (the `Trust') is registered under the Investment Company Act of 1940 (the `Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Deutsche VIT Small Cap Index Fund (the `Fund') is one of the Funds the Trust offers to investors.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 Index, which emphasizes stocks of small US companies.

B. VALUATION OF SECURITIES
The Fund values its investments at market value.

When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within sixty days, the Fund uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board of Trustees. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value. At December 31, 2001, there were no fair valued securities.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.



--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
Notes to Financial Statements

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

H. ORGANIZATION COST
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years beginning on August 22, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

I. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.35%.

The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.45% of the average daily net assets of the Fund until April 30, 2002.

Bankers Trust Company, an affiliate of the Advisor, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and trustees of the Fund are also officers or directors of Investment Company Capital Corp., an indirect, wholly-owned subsidiary of Deutsche Bank AG, or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly.

NOTE 4--CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:

                 For the Year Ended       For the Year Ended
                  December 31, 2001        December 31, 2000
            ------------------------------------------------
                Shares       Amount      Shares       Amount
            -----------------------   ----------------------
Sold        13,385,489 $143,500,725   8,852,331 $104,234,435
Reinvested     740,568    7,864,834      50,815      539,652
Redeemed    (9,362,230) (99,598,469) (4,307,732) (50,290,970)
            ---------- ------------  ---------- ------------
Net increase 4,763,827 $ 51,767,090   4,595,414 $ 54,483,117
            ========== ============  ========== ============

NOTE 5--FEDERAL INCOME TAX AND
        INVESTMENT TRANSACTIONS
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from adjustments related to dividends and other non-taxable distributions received by the Fund, and reclassification of REIT dividends and REIT return of capital adjustments. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed       Undistributed
Net Investment        Net Realized               Paid-in
        Income           Gain/Loss               Capital
--------------       -------------               -------
    $(130,544)             $53,805               $76,739

The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the year ended December 31, 2001 were $96,274,061 and $50,941,230, respectively.



--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

For federal income tax purposes, the tax basis of investments held at December 31, 2001 was $157,961,482. The aggregate gross unrealized appreciation for all investments at December 31, 2001 was $17,426,349 and the aggregate gross unrealized depreciation for all investments was $23,621,556. The difference between book basis and tax-basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Distributions during the years ended December 31, 2001 and December 31, 2000 were characterized as follows for tax purposes:

Distributions paid from:           2001            2000
---------------------------        ----            ----
Ordinary income              $4,674,915        $320,622
Net long term capital gains  $3,189,911        $219,030

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income              $ 1,139,136
Undistributed long term capital gains      $    84,241
Unrealized appreciation/(depreciation)     $(6,195,112)

NOTE 6--LINE OF CREDIT
The Fund participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Fund did not borrow during the period.

NOTE 7--FUTURES CONTRACTS
The Fund had the following open contracts at December 31, 2001:

Type of                                         Market      Unrealized
Future        Expiration Contracts Position      Value  (Depreciation)
-------       ---------- --------- --------     ------  --------------
Russell 2000
  Index Future      3/02        20     Long $4,893,000        $(6,308)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The `market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At December 31, 2001, the Fund pledged securities with a value of $519,595 to cover margin requirements on open futures contracts.





--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Deutsche Asset Management VIT Funds Trust--
Small Cap Index Fund

We have audited the accompanying statement of assets and liabilities of Small Cap Index Fund, including the schedule of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period August 22, 1997 (commencement of operations) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Small Cap Index Fund at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended and for the period August 22, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States.

                                                                  /S/ SIGNATUTRE
                                                               Ernst & Young LLP

Philadelphia, Pennsylvania
February 6, 2002

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS

                                                                                             NUMBER OF FUNDS
                                                                                             IN THE FUND
NAME, BIRTH DATE AND              BUSINESS EXPERIENCE AND                                    COMPLEX OVERSEEN
POSITION WITH THE FUND 1          DIRECTORSHIPS DURING THE PAST 5 YEARS                      BY TRUSTEES 2
--------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------------------------------------------

Robert R. Coby                    Independent Consultant (since March 2001); Chief           3
April 17, 1951                    Operating Officer, Schroder Investment Management NA,
Trustee since April 1996.         (October 1999 to March 2001); Independent Consultant
                                  (April to September 1999); President of Lynch & Mayer,
                                  Inc., (1996 to 1999); President of Leadership Capital
                                  Inc. (1995 to 1996).

--------------------------------------------------------------------------------------------------------------------------------

Desmond G. FitzGerald             Chairman of North American Properties Group since          3
January 30, 1955                  January 1987; Advisory Director, Bank of New York
Trustee since April 1996.         (since 1995); Director, Hilliard Farber & Co. (since
                                  1975). Chairman of the Board, US Guaranteed Finance
                                  Corp.(1994 to present) Director, Holland Balanced Fund
                                  (1995 to present).
--------------------------------------------------------------------------------------------------------------------------------

James S. Pasman, Jr.              Retired (since 1991); Director, Tyco International         3
December 20, 1930                 Ltd., 3 Director, Education Management Corporation 3
Trustee since April 1996.         (since 1997); Director, CSAM Income Fund Inc. 4 (since
                                  1988); Director, CSAM High Yield Fund 4 (since 2001);
                                  Director and Trustee, Warburg Pincus Funds 4 (since
                                  1999).

--------------------------------------------------------------------------------------------------------------------------------

Edward C. Schmults                Director, Green Point Financial Corp and its               3
February 6, 1931                  subsidiary, Green Point Bank 3 (since 1994); Chairman of
Trustee since September 1999.     the Board of Trustees, The Edna McConnell Clark
                                  Foundation (since 1997, Trustee since 1990); Director,
                                  The Germany Fund, Inc. 4 (since 1990); Director, The
                                  Central European Equity Fund, Inc. 4 (since 1990).

--------------------------------------------------------------------------------------------------------------------------------

William E. Small                  Independent Consultant in financial services (since        3
November 6, 1941                  1996); Executive Vice President of First Data Investor
Trustee since January 1996.       Services Group Inc. ('Investor Services Group') (1993
                                  to 1996).

--------------------------------------------------------------------------------------------------------------------------------

Werner Walbrol                    President and Chief Executive Officer, German American     3
August 28, 1937                   Chamber of Commerce, Inc. (since 1975); President and
Trustee since September 1999.     Chief Executive Officer, European American Chamber of
                                  Commerce, Inc. (since 1981); Director, TUV Rheinland of
                                  North America, Inc. (since 1983); President and
                                  Director, German American Partnership Program (since
                                  1999); Director, AXA Nordstern Art Insurance
                                  Corporation (since 1999); Director, The Germany Fund,
                                  Inc. (since 1986); Director, The Central European
                                  Equity Fund, Inc. (since 1986).

--------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES 5

--------------------------------------------------------------------------------------------------------------------------------

None
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Deutsche VIT Small Cap Index Fund
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


NAME, BIRTH DATE AND              BUSINESS EXPERIENCE AND
POSITION WITH THE FUND 1          DIRECTORSHIPS DURING THE PAST 5 YEARS

------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OFFICERS

------------------------------------------------------------------------------------------------------------------------------------

Richard T. Hale                   Managing Director, Deutsche Banc Alex. Brown Inc. (formerly DB Alex. Brown LLC) (1999 to
July 17, 1945                     present); Deutsche Asset Management-Americas (1999 to present); Director and President,
President                         Investment Company Capital Corp. (registered investment advisor) (1996 to present). Director and
                                  President, Deutsche Asset Management Mutual Funds (various dates to present). Director Deutsche
                                  Global Funds, Ltd. (January 2000 to present);Director, CABEI Fund (June 2000 to present);
                                  Director North American Income Fund (September 2000 to present); Vice President, DeutscheAsset
                                  Management, Inc. (September 2000 to present). Chartered Financial Analyst. Formerly, Director,
                                  ISI Family of Funds (1992 to 1999).

------------------------------------------------------------------------------------------------------------------------------------

Daniel O. Hirsch                  Director, Deutsche Asset Management (1999 to present). Formerly, Principal, BT Alex. Brown
Secretary                         Incorporated, (Deutsche Banc Alex. Brown Inc.), 1998 to 1999; Assistant General Counsel, United
March 27, 1954                    States Securities and Exchange Commission, 1993 to 1998.

------------------------------------------------------------------------------------------------------------------------------------

Andrew McNally                    Director of Fund Accounting & Administration for PFPC Inc, a subsidiary of PNC Bank since July
December 21, 1970                 2000, Manager of Fund Accounting, PFPC (1997 to 1999), Accountant, PFPC (1993 to 1997).
Treasurer
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Unless otherwise indicated, the address of each Trustee and Officer is One South Street, Baltimore, MD 21202. Each Trustee shall serve until his resignation or termination as provided in the Trust's Declaration of Trust. Each Officer is elected annually.
2 As of December 31, 2001 the total number of Deutsche Asset Management VIT Funds (the `Fund Complex') is 12, however only 3 are operational.
3 A publicly held company with securities registered pursuant to Section 12 of the Exchange Act.
4  An investment company registered under the 1940 Act.
5  Interested Trustees who are 'Interested Persons' within the meaning of section 2(a)(19) of the 1940 Act.

The Fund's Statement of Additional Information includes additional information about the Fund Trustees. To receive your free copy of the Statement of Additional Information, call the customer service center at the telephone number shown in the accompanying Contract prospectus.

--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche BancAlex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Small Cap Index Fund                                          CUSIP #251512307
Deutsche Asset Management VIT Funds                           VIT4ANN (12/01)
                                                              Printed 2/02
Distributed by:
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406